UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2009

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mitchell E. Nichter
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

American Funds
Target Date Retirement Series

[photo of two people standing on a rock formation overlooking the ocean]

Semi-annual report for the six months ended April 30, 2009

American Funds Target Date Retirement Series® seeks to provide a selection of actively managed stock and bond funds that are geared toward an investor’s targeted retirement date. The mix of funds becomes increasingly income-oriented over time and evolves as that date approaches and passes.

American Funds offers the series to investors in IRAs and tax-deferred retirement plans. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment for the periods ended March 31, 2009 (the most recent calendar quarter-end). The returns reflect the 5.75% maximum sales charge with all distributions reinvested. Also shown are the gross and net expense ratios for the 12 months ended March 31, 2009.

			Gross	Net
			expense	expense
Class A shares	1 year	Lifetime*	ratio	ratio

American Funds 2050 Target Date Retirement Fund®	–38.82%	–20.12%	0.87%	0.70%
American Funds 2045 Target Date Retirement Fund®	–38.82	–20.13	0.91	0.73
American Funds 2040 Target Date Retirement Fund®	–38.89	–20.16	0.87	0.71
American Funds 2035 Target Date Retirement Fund®	–38.71	–20.06	0.84	0.69
American Funds 2030 Target Date Retirement Fund®	–38.37	–19.95	0.85	0.70
American Funds 2025 Target Date Retirement Fund®	–37.85	–19.66	0.84	0.69
American Funds 2020 Target Date Retirement Fund®	–36.01	–18.39	0.82	0.68
American Funds 2015 Target Date Retirement Fund®	–33.43	–16.64	0.87	0.72
American Funds 2010 Target Date Retirement Fund®	–31.98	–15.89	0.85	0.71

*Since February 1, 2007.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are for the 12 months ended March 31, 2009. The target date funds invest in Class R-6 shares of the underlying funds, and expenses include the weighted average expenses of the underlying funds. Because the R-6 share class was first offered on May 1, 2009, the expense ratios shown above are estimated. Please also note that the expense ratios shown above differ from those shown in the Financial Highlights table on pages 29 to 33 and the Expense Example on pages 34 to 37, which are annualized for the six-month period ended April 30, 2009. The series’ investment adviser is currently waiving a 0.10% management fee and has agreed to reimburse a portion of the fees and expenses of some share classes of the target date funds. The gross annual fund operating expense ratios do not reflect the fee waiver and expense reimbursements currently in effect. Fund results and the net expense ratios do reflect the waiver and/or reimbursements, without which the results would have been lower and the net expense ratios would have been higher. The investment adviser has no current intention of removing the waiver and, in any case, would not do so without approval from the series’ board. The reimbursements may be adjusted or discontinued by the investment adviser at any time. Please see the series’ prospectus or the Financial Highlights table on pages 29 to 33 for details.

The funds may be subject to an allocation strategy that will not meet an investor’s retirement goals. For an investor who is approaching retirement or taking distributions, each fund’s equity exposure may result in investment volatility that could reduce available retirement assets at a time when the investor has a need to withdraw funds. For an investor who is further from retirement, there is a risk that a fund’s allocation may over-emphasize investments designed to ensure capital conservation and current income, which may prevent the investor from achieving retirement goals.

Most investments carry some degree of risk. For example, equity investments are subject to market fluctuations. Investing outside the United States (especially in developing countries) may be subject to certain risks, such as currency fluctuations. Small-company stocks entail additional risks, and they can fluctuate in price more than larger company stocks. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal. The return of principal in bond funds and in a fund’s bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks that are associated with the bonds owned by the underlying fund. Fund shares of the U.S. Government Securities Fund are not guaranteed by the U.S. government. Diversification does not eliminate the risk of investing; losses are possible in diversified portfolios. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

The turbulence that has marked the equity and bond markets for more than a year continued during the six months ended April 30, 2009, the first half of the American Funds Target Date Retirement Series’ fiscal year.

The broad stock market, as measured by Standard & Poor’s 500 Composite Index, declined 8.5% during the period. The stock markets of developed economies in Europe, Australasia and the Far East, as measured by the MSCI EAFE Index, lost 2.4%. The fixed-income market, as measured by the Barclays Capital U.S. Aggregate Index, however, rebounded strongly in the period and gained 7.7%.

[Begin Sidebar]
Results at a glance (for periods ended April 30, 2009,
with all distributions reinvested)
	Total returns			Average annual total returns
				Lifetime
	6 months	1 year		(since 2/1/07)
American Funds Target
Date Retirement Series
(Class A shares):
2050 Fund	–1.50%	–31.72%		–14.01%
2045 Fund	–1.47	–31.74		–13.99
2040 Fund	–1.42	–31.73		–14.00
2035 Fund	–1.41	–31.63		–13.95
2030 Fund	–1.32	–31.33		–13.85
2025 Fund	–1.44	–30.97		–13.68
2020 Fund	–1.22	–29.16		–12.63
2015 Fund	–0.88	–26.60		–11.18
2010 Fund	–0.61	–25.22		–10.61

Standard & Poor’s
500 Composite Index	–8.51	–35.29		–18.33

MSCI EAFE Index	–2.35	–42.42		–20.00

Barclays Capital U.S.
Aggregate Index	7.74	3.84		5.74
(formerly the Lehman
Brothers U.S.
Aggregate Index)

Lipper mixed-asset target
indexes
2050+ Funds Index	–3.25	–35.55	*	–18.08	*
2045 Funds Index	–3.47	–35.00	*	–17.62	*
2040 Funds Index	–3.59	–34.07		–17.42
2035 Funds Index	–1.94	–33.39		–16.98	*
2030 Funds Index	–2.86	–32.32		–15.64
2025 Funds Index	–0.60	–30.50		–15.53	*
2020 Funds Index	–1.56	–27.32		–11.92
2015 Funds Index	2.24	–22.84		–9.74
2010 Funds Index	0.31	–20.29		–8.11

The S&P 500 is a broad measure of primarily large U.S. stocks. The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization weighted index designed to measure developed equity market performance. The Barclays Capital U.S. Aggregate Index (formerly the Lehman Brothers U.S. Aggregate Index) represents the U.S. investment-grade, fixed-rate bond market. Market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses. The Lipper indexes track the largest funds in the corresponding category’s Lipper average. The Lipper indexes and averages track target date funds in five-year increments; their results reflect the effect of reinvested distributions, but not sales charges.

*The Lipper index was not in existence for the entire period. Results shown are for the corresponding Lipper average.
[End Sidebar]

Against this backdrop, every fund in the series held up relatively well during the half year. The funds declined slightly but each still managed to outpace the major stock indexes during both the six-month period and the year ended April 30. We remind investors that the series is still very young and this relative strength, while gratifying, measures short-term periods and investors should remain focused on their long-term goals.

The first half of the fiscal year was instructive, demonstrating why long-term investors, such as those in the American Funds Target Date Retirement Series, need to hold a mix of stocks and bonds. Diversification between fixed-income securities and equities can dampen volatility and provide a smoother path to one’s goal.

The fixed-income markets reached a nadir in October 2008, the last month of the previous fiscal year. Since then, credit markets have thawed, lending has resumed and bond prices have gone up. Equity markets, however, were more volatile. After hitting a low point in November 2008, the markets rallied, but turned down again, hitting their lowest point in almost 13 years on March 9, 2009.

The blend of bonds and stocks clearly helped the nine funds in the series as gains in fixed-income investments offset some of the losses in equities. Despite recent losses in the stock markets, we firmly believe that all long-term investors — we include those who will retire in the next few years because of Americans’ long life expectancy — should own equities because of the growth potential they provide.

The investment professionals who manage the American Funds Target Date Retirement Series constantly monitor the blend of stock and bond mutual funds that underlie each fund in the series and may make adjustments occasionally. But the funds in the series will continue to offer investors a mix of stocks and bonds.

As we look ahead, we are seeing signs of recovery in the economy and the markets. For example, while unemployment continues to rise, the pace of growth in the jobless ranks seems to have slowed. The decline in the housing market likewise appears to have slowed. In the nearly eight weeks from the market low on March 9 to April 30, the S&P 500 gained 29%. We can not be certain the economy won’t reverse course or that the equity markets won’t retreat again, but as long-term investors, we remain committed to offering you a prudent blend of stocks and bonds designed to help you meet your retirement goals.

Cordially,

/s/ James B. Lovelace

James B. Lovelace
Vice Chairman
of the Board

/s/ Michael J. Downer

Michael J. Downer
President

June 11, 2009

For current information about the series, visit americanfunds.com.

Investment strategy for American Funds Target Date Retirement Series

The funds in this series are designed to balance your long-term needs for total return and stability. Each of the nine target date funds manages risk over time, adjusting the blend of assets as its target date approaches and passes. Because maximizing growth should be a priority early in one’s investing life, the allocation to growth funds will be highest during the years furthest away from retirement. As one nears and enters retirement, and there may be less time to recover from a severe stock market shock, the funds will increasingly emphasize income-oriented funds.

The chart below shows the anticipated shifts in each target date fund over time. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two or three decades for many people, an equity component makes sense, particularly in the early years of retirement. Investors may begin making withdrawals from their retirement savings when the fund reaches its target date.

What you own
Each of the target date funds is a diversified blend of American Funds, which may include growth, growth-and-income, equity-income and balanced, and bond funds. The investment portfolios beginning on the opposite page show a breakdown of American Funds in each target date fund. Although some of the target date funds have the same initial allocation, those closest to their target date will begin to shift their allocations sooner. Investment allocations and underlying funds are as of April 30, 2009. Allocation percentages and underlying funds are subject to the Portfolio Oversight Committee’s discretion and will evolve over time. Underlying funds may be added or removed during the year. For quarterly updates of the underlying fund allocations, visit AmericanFundsRetirement.com.

[begin bar chart]
Target Date Portfolio	2050	2045	2040	2035	2030	2025	2020	2015	2010
Years to and after retirement	45	40	35	30	25	20	15	10	5	Retire	5	10	15	20	25	30
Growth funds	40	40	40	40	40	40	35	25	20	10	5
Growth-and-income funds	45	45	45	45	40	35	35	35	35	30	30	25	20	10	5
Equity-income and Balanced funds	10	10	10	10	15	20	20	20	20	25	25	30	30	35	35	40
Bond funds	5	5	5	5	5	5	10	20	25	35	40	45	50	55	60	60
[end bar chart]

Active management
American Funds Target Date Retirement Series is actively managed. Our Portfolio Oversight Committee will continually monitor the underlying fund allocations in each target date fund and, if necessary, make changes in response to market conditions or other considerations. Each target date fund will continue to be managed for up to 30 years after the fund reaches its target date.

American Funds 2050 Target Date Retirement Fund
Investment portfolio, April 30, 2009
unaudited

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.0

Designated for investors who plan to retire in or near 2050.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.0%
AMCAP Fund, Inc., Class R-5	791,286	$10,358	7.0%
EuroPacific Growth Fund, Class R-5	208,763	5,929	4.0
The Growth Fund of America, Inc., Class R-5	477,446	10,294	7.0
The New Economy Fund, Class R-5	344,817	5,934	4.0
New Perspective Fund, Inc., Class R-5	539,691	10,357	7.0
New World Fund, Inc., Class R-5	175,561	5,946	4.0
SMALLCAP World Fund, Inc., Class R-5	462,475	10,424	7.0
		59,242	40.0

Growth-and-income funds - 45.0%
American Mutual Fund, Inc., Class R-5	513,128	9,529	6.4
Capital World Growth and Income Fund, Inc., Class R-5	496,504	12,879	8.7
Fundamental Investors, Inc., Class R-5	521,776	13,269	9.0
International Growth and Income Fund, Inc., Class R-5	127,179	2,914	2.0
The Investment Company of America, Class R-5	679,273	13,966	9.5
Washington Mutual Investors Fund, Inc., Class R-5	704,973	13,965	9.4
		66,522	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Inc., Class R-5	434,256	5,906	4.0
Capital Income Builder, Inc., Class R-5	111,628	4,427	3.0
The Income Fund of America, Inc., Class R-5	354,158	4,427	3.0
		14,760	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-5	522,865	7,367	5.0

Total investment securities (cost: $193,020,000)		147,891	100.0
Other assets less liabilities		(93)	-

Net assets		$147,798	100.0%

See Notes to Financial Statements

American Funds 2045 Target Date Retirement Fund
Investment portfolio, April 30, 2009
unaudited

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.0

Designated for investors who plan to retire in or near 2045.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.0%
AMCAP Fund, Inc., Class R-5	706,693	$9,251	7.0%
EuroPacific Growth Fund, Class R-5	186,995	5,311	4.0
The Growth Fund of America, Inc., Class R-5	427,566	9,218	7.0
The New Economy Fund, Class R-5	308,797	5,314	4.0
New Perspective Fund, Inc., Class R-5	483,305	9,275	7.0
New World Fund, Inc., Class R-5	157,202	5,324	4.0
SMALLCAP World Fund, Inc., Class R-5	414,126	9,334	7.0
		53,027	40.0

Growth-and-income funds - 45.0%
American Mutual Fund, Inc., Class R-5	460,634	8,554	6.4
Capital World Growth and Income Fund, Inc., Class R-5	441,233	11,445	8.6
Fundamental Investors, Inc., Class R-5	466,561	11,865	9.0
International Growth and Income Fund, Inc., Class R-5	115,264	2,641	2.0
The Investment Company of America, Class R-5	609,240	12,526	9.5
Washington Mutual Investors Fund, Inc., Class R-5	632,306	12,526	9.5
		59,557	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Inc., Class R-5	388,850	5,289	4.0
Capital Income Builder, Inc., Class R-5	99,952	3,964	3.0
The Income Fund of America, Inc., Class R-5	317,148	3,964	3.0
		13,217	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-5	468,347	6,599	5.0

Total investment securities (cost: $166,757,000)		132,400	100.0
Other assets less liabilities		(83)	-

Net assets		$132,317	100.0%

See Notes to Financial Statements

American Funds 2040 Target Date Retirement Fund
Investment portfolio, April 30, 2009
unaudited

[begin pie chart]
Percent of net assets
Growth funds	40.1%
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	4.9

Designated for investors who plan to retire in or near 2040.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.1%
AMCAP Fund, Inc., Class R-5	1,492,002	$19,530	7.0%
EuroPacific Growth Fund, Class R-5	393,625	11,179	4.0
The Growth Fund of America, Inc., Class R-5	900,455	19,414	7.0
The New Economy Fund, Class R-5	650,811	11,201	4.0
New Perspective Fund, Inc., Class R-5	1,017,892	19,533	7.0
New World Fund, Inc., Class R-5	331,354	11,223	4.0
SMALLCAP World Fund, Inc., Class R-5	872,888	19,675	7.1
		111,755	40.1

Growth-and-income funds - 45.0%
American Mutual Fund, Inc., Class R-5	963,178	17,886	6.4
Capital World Growth and Income Fund, Inc., Class R-5	940,513	24,397	8.8
Fundamental Investors, Inc., Class R-5	983,243	25,004	9.0
International Growth and Income Fund, Inc., Class R-5	239,185	5,480	2.0
The Investment Company of America, Class R-5	1,276,249	26,240	9.4
Washington Mutual Investors Fund, Inc., Class R-5	1,324,742	26,243	9.4
		125,250	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Inc., Class R-5	816,521	11,105	4.0
Capital Income Builder, Inc., Class R-5	209,767	8,319	3.0
The Income Fund of America, Inc., Class R-5	665,524	8,319	3.0
		27,743	10.0

Bond funds - 4.9%
U.S. Government Securities Fund, Class R-5	980,574	13,816	4.9

Total investment securities (cost: $361,570,000)		278,564	100.0
Other assets less liabilities		(156)	-

Net assets		$278,408	100.0%

See Notes to Financial Statements

American Funds 2035 Target Date Retirement Fund
Investment portfolio, April 30, 2009
unaudited

[begin pie chart]
Percent of net assets
Growth funds	40.1%
Growth-and-income funds	42.5
Equity-income and Balanced funds	12.4
Bond funds	5.0

Designated for investors who plan to retire in or near 2035.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.1%
AMCAP Fund, Inc., Class R-5	1,876,459	$24,563	7.0%
EuroPacific Growth Fund, Class R-5	495,012	14,058	4.0
The Growth Fund of America, Inc., Class R-5	1,132,256	24,412	7.0
The New Economy Fund, Class R-5	817,330	14,066	4.0
New Perspective Fund, Inc., Class R-5	1,279,863	24,561	7.0
New World Fund, Inc., Class R-5	416,032	14,091	4.0
SMALLCAP World Fund, Inc., Class R-5	1,096,857	24,723	7.1
		140,474	40.1

Growth-and-income funds - 42.5%
American Mutual Fund, Inc., Class R-5	1,058,467	19,656	5.7
Capital World Growth and Income Fund, Inc., Class R-5	1,161,146	30,120	8.6
Fundamental Investors, Inc., Class R-5	1,212,800	30,841	8.8
International Growth and Income Fund, Inc., Class R-5	247,178	5,663	1.6
The Investment Company of America, Class R-5	1,518,260	31,215	8.9
Washington Mutual Investors Fund, Inc., Class R-5	1,569,447	31,091	8.9
		148,586	42.5

Equity-income and Balanced funds - 12.4%
American Balanced Fund, Inc., Class R-5	1,154,153	15,696	4.4
Capital Income Builder, Inc., Class R-5	351,716	13,949	4.0
The Income Fund of America, Inc., Class R-5	1,115,722	13,947	4.0
		43,592	12.4

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-5	1,229,883	17,329	5.0

Total investment securities (cost: $460,282,000)		349,981	100.0
Other assets less liabilities		(176)	-

Net assets		$349,805	100.0%

See Notes to Financial Statements

American Funds 2030 Target Date Retirement Fund
Investment portfolio, April 30, 2009
unaudited

[begin pie chart]
Percent of net assets
Growth funds	40.1%
Growth-and-income funds	37.5
Equity-income and Balanced funds	17.4
Bond funds	5.0

Designated for investors who plan to retire in or near 2030.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.1%
AMCAP Fund, Inc., Class R-5	2,786,115	$36,470	7.0%
EuroPacific Growth Fund, Class R-5	736,072	20,905	4.0
The Growth Fund of America, Inc., Class R-5	1,683,290	36,292	7.0
The New Economy Fund, Class R-5	1,215,241	20,914	4.0
New Perspective Fund, Inc., Class R-5	1,902,732	36,513	7.0
New World Fund, Inc., Class R-5	618,425	20,946	4.0
SMALLCAP World Fund, Inc., Class R-5	1,630,663	36,755	7.1
		208,795	40.1

Growth-and-income funds - 37.5%
American Mutual Fund, Inc., Class R-5	1,464,228	27,191	5.2
Capital World Growth and Income Fund, Inc., Class R-5	1,535,955	39,843	7.7
Fundamental Investors, Inc., Class R-5	1,464,413	37,240	7.2
International Growth and Income Fund, Inc., Class R-5	277,657	6,361	1.2
The Investment Company of America, Class R-5	2,023,354	41,600	8.0
Washington Mutual Investors Fund, Inc., Class R-5	2,160,977	42,809	8.2
		195,044	37.5

Equity-income and Balanced funds - 17.4%
American Balanced Fund, Inc., Class R-5	2,483,697	33,778	6.4
Capital Income Builder, Inc., Class R-5	720,414	28,572	5.5
The Income Fund of America, Inc., Class R-5	2,285,777	28,572	5.5
		90,922	17.4

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-5	1,834,385	25,847	5.0

Total investment securities (cost: $685,300,000)		520,608	100.0
Other assets less liabilities		(311)	-

Net assets		$520,297	100.0%

See Notes to Financial Statements

American Funds 2025 Target Date Retirement Fund
Investment portfolio, April 30, 2009
unaudited

[begin pie chart]
Percent of net assets
Growth funds	38.1%
Growth-and-income funds	34.8
Equity-income and Balanced funds	19.8
Bond funds	7.3

Designated for investors who plan to retire in or near 2025.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 38.1%
AMCAP Fund, Inc., Class R-5	2,927,742	$38,324	6.7%
EuroPacific Growth Fund, Class R-5	775,549	22,026	3.9
The Growth Fund of America, Inc., Class R-5	1,718,781	37,057	6.5
The New Economy Fund, Class R-5	1,240,331	21,346	3.8
New Perspective Fund, Inc., Class R-5	1,998,790	38,357	6.7
New World Fund, Inc., Class R-5	614,263	20,805	3.7
SMALLCAP World Fund, Inc., Class R-5	1,726,786	38,922	6.8
		216,837	38.1

Growth-and-income funds - 34.8%
American Mutual Fund, Inc., Class R-5	1,651,683	30,672	5.4
Capital World Growth and Income Fund, Inc., Class R-5	1,374,211	35,647	6.2
Fundamental Investors, Inc., Class R-5	1,456,246	37,032	6.5
International Growth and Income Fund, Inc., Class R-5	356,264	8,162	1.4
The Investment Company of America, Class R-5	2,046,242	42,071	7.4
Washington Mutual Investors Fund, Inc., Class R-5	2,267,705	44,923	7.9
		198,507	34.8

Equity-income and Balanced funds - 19.8%
American Balanced Fund, Inc., Class R-5	3,328,332	45,265	8.0
Capital Income Builder, Inc., Class R-5	853,976	33,869	5.9
The Income Fund of America, Inc., Class R-5	2,709,130	33,864	5.9
		112,998	19.8

Bond funds - 7.3%
U.S. Government Securities Fund, Class R-5	2,960,839	41,718	7.3

Total investment securities (cost: $766,065,000)		570,060	100.0
Other assets less liabilities		(349)	-

Net assets		$569,711	100.0%

See Notes to Financial Statements

American Funds 2020 Target Date Retirement Fund
Investment portfolio, April 30, 2009
unaudited

[begin pie chart]
Percent of net assets
Growth funds	31.8%
Growth-and-income funds	34.4
Equity-income and Balanced funds	19.4
Bond funds	14.4

Designated for investors who plan to retire in or near 2020.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 31.8%
AMCAP Fund, Inc., Class R-5	3,065,080	$40,122	5.7%
EuroPacific Growth Fund, Class R-5	894,028	25,391	3.6
The Growth Fund of America, Inc., Class R-5	1,799,408	38,795	5.5
The New Economy Fund, Class R-5	982,000	16,900	2.4
New Perspective Fund, Inc., Class R-5	2,381,663	45,704	6.5
New World Fund, Inc., Class R-5	547,804	18,554	2.6
SMALLCAP World Fund, Inc., Class R-5	1,737,770	39,169	5.5
		224,635	31.8

Growth-and-income funds - 34.4%
American Mutual Fund, Inc., Class R-5	1,989,970	36,954	5.2
Capital World Growth and Income Fund, Inc., Class R-5	1,707,725	44,298	6.3
Fundamental Investors, Inc., Class R-5	1,803,352	45,859	6.5
International Growth and Income Fund, Inc., Class R-5	398,853	9,138	1.3
The Investment Company of America, Class R-5	2,524,908	51,912	7.4
Washington Mutual Investors Fund, Inc., Class R-5	2,750,780	54,493	7.7
		242,654	34.4

Equity-income and Balanced funds - 19.4%
American Balanced Fund, Inc., Class R-5	4,034,508	54,869	7.8
Capital Income Builder, Inc., Class R-5	1,033,751	40,999	5.8
The Income Fund of America, Inc., Class R-5	3,277,256	40,966	5.8
		136,834	19.4

Bond funds - 14.4%
The Bond Fund of America, Inc., Class R-5	1,506,941	16,230	2.3
Capital World Bond Fund, Inc., Class R-5	883,323	16,156	2.3
U.S. Government Securities Fund, Class R-5	4,892,660	68,937	9.8
		101,323	14.4

Total investment securities (cost: $946,717,000)		705,446	100.0
Other assets less liabilities		(611)	-

Net assets		$704,835	100.0%

See Notes to Financial Statements

American Funds 2015 Target Date Retirement Fund
Investment portfolio, April 30, 2009
unaudited

[begin pie chart]
Percent of net assets
Growth funds	23.4%
Growth-and-income funds	34.7
Equity-income and Balanced funds	19.7
Bond funds	22.2

Designated for investors who plan to retire in or near 2015.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 23.4%
AMCAP Fund, Inc., Class R-5	2,248,449	$29,432	4.8%
EuroPacific Growth Fund, Class R-5	631,911	17,946	2.9
The Growth Fund of America, Inc., Class R-5	1,317,109	28,397	4.6
New Perspective Fund, Inc., Class R-5	1,789,913	34,348	5.6
New World Fund, Inc., Class R-5	354,308	12,000	2.0
SMALLCAP World Fund, Inc., Class R-5	959,966	21,638	3.5
		143,761	23.4

Growth-and-income funds - 34.7%
American Mutual Fund, Inc., Class R-5	1,748,000	32,460	5.3
Capital World Growth and Income Fund, Inc., Class R-5	1,502,852	38,984	6.3
Fundamental Investors, Inc., Class R-5	1,592,369	40,494	6.6
International Growth and Income Fund, Inc., Class R-5	357,601	8,193	1.3
The Investment Company of America, Class R-5	2,229,706	45,843	7.4
Washington Mutual Investors Fund, Inc., Class R-5	2,415,989	47,861	7.8
		213,835	34.7

Equity-income and Balanced funds - 19.7%
American Balanced Fund, Inc., Class R-5	3,579,842	48,686	7.9
Capital Income Builder, Inc., Class R-5	917,114	36,372	5.9
The Income Fund of America, Inc., Class R-5	2,909,512	36,369	5.9
		121,427	19.7

Bond funds - 22.2%
The Bond Fund of America, Inc., Class R-5	4,234,725	45,608	7.4
Capital World Bond Fund, Inc., Class R-5	1,651,814	30,212	4.9
U.S. Government Securities Fund, Class R-5	4,329,599	61,004	9.9
		136,824	22.2

Total investment securities (cost: $814,516,000)		615,847	100.0
Other assets less liabilities		(285)	-

Net assets		$615,562	100.0%

See Notes to Financial Statements

American Funds 2010 Target Date Retirement Fund
Investment portfolio, April 30, 2009
unaudited

[begin pie chart]
Percent of net assets
Growth funds	17.8%
Growth-and-income funds	33.0
Equity-income and Balanced funds	20.8
Bond funds	28.4

Designated for investors who plan to retire in or near 2010.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 17.8%
AMCAP Fund, Inc., Class R-5	1,379,802	$18,062	3.9%
EuroPacific Growth Fund, Class R-5	384,346	10,915	2.3
The Growth Fund of America, Inc., Class R-5	818,890	17,655	3.8
New Perspective Fund, Inc., Class R-5	1,110,508	21,311	4.5
New World Fund, Inc., Class R-5	221,368	7,498	1.6
SMALLCAP World Fund, Inc., Class R-5	344,332	7,761	1.7
		83,202	17.8

Growth-and-income funds - 33.0%
American Mutual Fund, Inc., Class R-5	1,642,951	30,510	6.5
Capital World Growth and Income Fund, Inc., Class R-5	1,169,254	30,330	6.5
Fundamental Investors, Inc., Class R-5	1,185,209	30,140	6.4
International Growth and Income Fund, Inc., Class R-5	88,894	2,036	.4
The Investment Company of America, Class R-5	1,496,212	30,762	6.6
Washington Mutual Investors Fund, Inc., Class R-5	1,550,620	30,718	6.6
		154,496	33.0

Equity-income and Balanced funds - 20.8%
American Balanced Fund, Inc., Class R-5	2,547,656	34,648	7.4
Capital Income Builder, Inc., Class R-5	794,035	31,492	6.7
The Income Fund of America, Inc., Class R-5	2,519,352	31,492	6.7
		97,632	20.8

Bond funds - 28.4%
American High-Income Trust, Class R-5	1,219,098	10,301	2.2
The Bond Fund of America, Inc., Class R-5	4,200,533	45,240	9.7
Capital World Bond Fund, Inc., Class R-5	1,193,865	21,836	4.7
Intermediate Bond Fund of America, Class R-5	792,227	10,132	2.1
U.S. Government Securities Fund, Class R-5	3,210,769	45,240	9.7
		132,749	28.4

Total investment securities (cost: $629,837,000)		468,079	100.0
Other assets less liabilities		(210)	-

Net assets		$467,869	100.0%

See Notes to Financial Statements

Financial statements

									unaudited

Statements of assets and liabilities						(dollars and shares in thousands, except per-share amounts)
at April 30, 2009

	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

Assets:
Investment securities, at value	$147,891	$132,400	$278,564	$349,981	$520,608	$570,060	$705,446	$615,847	$468,079
Receivables for:
Sales of investments	-	-	-	-	-	-	154	-	-
Sales of fund's shares	685	509	751	917	1,468	1,572	1,513	2,623	1,567
Dividends	1	1	2	3	4	7	30	60	65
Reimbursements from affiliates	7	5	5	5	5	5	5	5	5
Total assets	148,584	132,915	279,322	350,906	522,085	571,644	707,148	618,535	469,716

Liabilities:
Payables for:
Purchases of investments	512	376	431	443	1,140	1,155	-	2,043	1,007
Repurchases of fund's shares	172	134	295	427	302	410	1,865	552	560
Services provided by affiliates	94	82	179	221	333	354	431	363	267
Directors' deferred compensation	1	1	2	3	5	6	9	8	8
Other	7	5	7	7	8	8	8	7	5
Total liabilities	786	598	914	1,101	1,788	1,933	2,313	2,973	1,847
Net assets at April 30, 2009	$147,798	$132,317	$278,408	$349,805	$520,297	$569,711	$704,835	$615,562	$467,869

Net assets consist of:
Capital paid in on shares of capital stock	$191,323	$165,442	$358,593	$456,526	$679,519	$759,356	$937,626	$806,341	$623,777
Undistributed net investment income	439	387	846	1,102	1,749	2,062	3,148	3,616	3,405
Undistributed net realized gain	1,165	845	1,975	2,478	3,721	4,298	5,332	4,274	2,445
Net unrealized depreciation	(45,129)	(34,357)	(83,006)	(110,301)	(164,692)	(196,005)	(241,271)	(198,669)	(161,758)
Net assets at April 30, 2009	$147,798	$132,317	$278,408	$349,805	$520,297	$569,711	$704,835	$615,562	$467,869

Investment securities, at cost	$193,020	$166,757	$361,570	$460,282	$685,300	$766,065	$946,717	$814,516	$629,837

Total authorized capital stock - 1,000,000 shares per fund, $0.001 par value
Class A:
Net assets	$54,740	$45,153	$93,119	$123,878	$176,997	$203,377	$262,740	$260,083	$212,625
Shares outstanding	8,209	6,704	13,880	18,498	26,356	30,262	38,074	36,361	29,519
Net asset value per share	$6.67	$6.74	$6.71	$6.70	$6.72	$6.72	$6.90	$7.15	$7.20
Maximum offering price per share	$7.08	$7.15	$7.12	$7.11	$7.13	$7.13	$7.32	$7.59	$7.64
Class R-1:
Net assets	$1,297	$868	$2,446	$2,198	$4,932	$3,441	$4,555	$3,055	$1,229
Shares outstanding	196	130	368	331	739	515	665	431	171
Net asset value per share(*)	$6.60	$6.69	$6.65	$6.64	$6.67	$6.68	$6.84	$7.09	$7.19
Class R-2:
Net assets	$39,108	$34,380	$70,271	$89,582	$125,225	$134,084	$144,730	$114,336	$71,081
Shares outstanding	5,913	5,153	10,571	13,495	18,817	20,138	21,149	16,130	9,945
Net asset value per share(*)	$6.61	$6.67	$6.65	$6.64	$6.65	$6.66	$6.84	$7.09	$7.15
Class R-3:
Net assets	$36,373	$33,404	$71,963	$84,363	$135,046	$139,392	$178,936	$151,528	$106,335
Shares outstanding	5,481	4,982	10,768	12,648	20,194	20,829	26,032	21,271	14,818
Net asset value per share(*)	$6.64	$6.70	$6.68	$6.67	$6.69	$6.69	$6.87	$7.12	$7.18
Class R-4:
Net assets	$11,653	$11,568	$25,209	$32,934	$54,285	$65,626	$81,717	$62,034	$50,747
Shares outstanding	1,749	1,718	3,759	4,920	8,085	9,769	11,844	8,674	7,046
Net asset value per share(*)	$6.66	$6.73	$6.71	$6.69	$6.71	$6.72	$6.90	$7.15	$7.20
Class R-5:
Net assets	$4,627	$6,944	$15,400	$16,850	$23,812	$23,791	$32,157	$24,526	$25,852
Shares outstanding	692	1,028	2,288	2,509	3,535	3,530	4,647	3,419	3,579
Net asset value per share(*)	$6.69	$6.76	$6.73	$6.72	$6.74	$6.74	$6.92	$7.17	$7.22

(*)Maximum offering price and redemption price per share were equal to the net asset value per share.

See Notes to Financial Statements

									unaudited

Statements of operations								(dollars in thousands)
for the six months ended April 30, 2009

	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

Investment income:
Income:
Dividends	$1,975	$1,680	$3,734	$4,803	$7,441	$8,540	$11,201	$10,880	$9,417

Fees and expenses(*):
Investment advisory services	56	48	106	135	204	228	289	258	204
Distribution services	237	206	443	548	826	909	1,123	961	708
Administrative services	159	150	223	242	312	305	330	281	208
Reports to shareholders	7	6	14	17	26	29	38	33	27
Registration statement and prospectus	32	28	61	79	119	133	169	150	118
Directors' compensation	1	1	2	2	3	4	5	4	3
Auditing and legal	1	1	1	2	2	2	3	3	2
Custodian	15	15	15	16	16	16	15	15	16
State and local taxes	1	1	1	1	1	1	1	1	1
Other	7	6	13	16	25	27	34	30	23
Total fees and expenses before reimbursements/waivers	516	462	879	1,058	1,534	1,654	2,007	1,736	1,310
Less reimbursements/waivers of fees and expenses:
Investment advisory services	56	48	106	135	204	228	289	258	204
Administrative services	84	86	86	67	54	6	7	5	5
Other	52	48	84	105	151	167	207	185	149
Total fees and expenses after reimbursements/waivers	324	280	603	751	1,125	1,253	1,504	1,288	952
Net investment income	1,651	1,400	3,131	4,052	6,316	7,287	9,697	9,592	8,465

Net realized gain and unrealized (depreciation) appreciation on investments:
Net realized gain (loss) on sales of investments	141	-	55	-	91	244	158	275	(379)
Capital gain distributions received	1,026	849	1,918	2,466	3,659	4,037	5,189	4,046	2,877
Net realized gain	1,167	849	1,973	2,466	3,750	4,281	5,347	4,321	2,498
Net unrealized (depreciation) appreciation on investments	(1,307)	110	(1,881)	(2,722)	(6,080)	(9,293)	(13,886)	(13,711)	(12,124)
Net realized gain and unrealized (depreciation) appreciation on investments	(140)	959	92	(256)	(2,330)	(5,012)	(8,539)	(9,390)	(9,626)
Net increase (decrease) in net assets resulting from operations	$1,511	$2,359	$3,223	$3,796	$3,986	$2,275	$1,158	$202	$(1,161)

(*)Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets															(dollars in thousands)

	2050 Fund				2045 Fund						2040 Fund				2035 Fund
	Six months ended April 30, 2009 (*)	Year ended October 31, 2008			Six months ended April 30, 2009 (*)			Year ended October 31, 2008			Six months ended April 30, 2009 (*)	Year ended October 31, 2008			Six months ended April 30, 2009 (*)	Year ended October 31, 2008

Operations:
Net investment income	$1,651	$1,392			$1,400			$993			$3,131	$2,406			$4,052	$3,360
Net realized gain	1,167	3,262			849			1,995			1,973	5,004			2,466	7,067
Net unrealized (depreciation) appreciation on investments	(1,307)	(46,454)			110			(35,881)			(1,881)	(84,903)			(2,722)	(113,431)
Net increase (decrease) in net assets resulting from operations	1,511	(41,800)			2,359			(32,893)			3,223	(77,493)			3,796	(103,004)

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class A	(882)	(335)			(633)			(174)			(1,495)	(441)			(2,130)	(670)
Class R-1	(23)	(1)			(9)			(2)			(31)	(6)			(23)	(7)
Class R-2	(386)	(151)			(355)			(63)			(750)	(177)			(975)	(256)
Class R-3	(527)	(118)			(408)			(114)			(954)	(247)			(1,138)	(375)
Class R-4	(158)	(41)			(146)			(22)			(359)	(93)			(497)	(108)
Class R-5	(69)	(21)			(115)			(19)			(271)	(46)			(313)	(62)
Total dividends from net investment income	(2,045)	(667)			(1,666)			(394)			(3,860)	(1,010)			(5,076)	(1,478)
Distributions from net realized gain:
Short-term net realized gains:
Class A	(42)	(12)			(9)			-			(31)	(13)			-	-
Class R-1	(1)	-	(	†)	-	(	†)	-			(1)	-	(	†)	-	-
Class R-2	(28)	(7)			(7)			-			(22)	(6)			-	-
Class R-3	(29)	(4)			(7)			-			(23)	(7)			-	-
Class R-4	(8)	(1)			(2)			-			(8)	(2)			-	-
Class R-5	(3)	(1)			(2)			-			(5)	(1)			-	-
Long-term net realized gains:
Class A	(1,198)	(2)			(672)			(1)			(1,685)	(3)			(2,617)	(5)
Class R-1	(38)	-	(	†)	(13)			-	(	†)	(47)	-	(	†)	(40)	-	(	†)
Class R-2	(780)	(1)			(509)			(1)			(1,186)	(2)			(1,717)	(2)
Class R-3	(817)	(1)			(500)			(1)			(1,274)	(2)			(1,665)	(3)
Class R-4	(216)	(1)			(156)			-	(	†)	(409)	(1)			(623)	(1)
Class R-5	(85)	-	(	†)	(111)			-	(	†)	(279)	(1)			(354)	-	(	†)
Total distributions from net realized gain	(3,245)	(30)			(1,988)			(3)			(4,970)	(38)			(7,016)	(11)
Total dividends and distributions paid to shareholders	(5,290)	(697)			(3,654)			(397)			(8,830)	(1,048)			(12,092)	(1,489)

Net capital share transactions	53,655	95,168			51,834			88,332			95,608	200,281			112,671	249,757

Total increase in net assets	49,876	52,671			50,539			55,042			90,001	121,740			104,375	145,264

Net assets:
Beginning of period	97,922	45,251			81,778			26,736			188,407	66,667			245,430	100,166
End of period	$147,798	$97,922			$132,317			$81,778			$278,408	$188,407			$349,805	$245,430

Undistributed net investment income	$439	$833			$387			$653			$846	$1,575			$1,102	$2,126

(*)Unaudited.
(†)Amount less than one thousand.

See Notes to Financial Statements

Statements of changes in net assets																	(dollars in thousands)

	2030 Fund				2025 Fund				2020 Fund				2015 Fund				2010 Fund
	Six months ended April 30, 2009 (*)	Year ended October 31, 2008			Six months ended April 30, 2009 (*)	Year ended October 31, 2008			Six months ended April 30, 2009 (*)	Year ended October 31, 2008			Six months ended April 30, 2009 (*)	Year ended October 31, 2008			Six months ended April 30, 2009 (*)	Year ended October 31, 2008

Operations:
Net investment income	$6,316	$5,218			$7,287	$6,681			$9,697	$9,699			$9,592	$10,559			$8,465	$10,425
Net realized gain	3,750	10,320			4,281	12,929			5,347	16,113			4,321	12,832			2,498	10,548
Net unrealized (depreciation) appreciation on investments	(6,080)	(166,745)			(9,293)	(196,750)			(13,886)	(240,602)			(13,711)	(195,529)			(12,124)	(158,310)
Net increase (decrease) in net assets resulting from operations	3,986	(151,207)			2,275	(177,140)			1,158	(214,790)			202	(172,138)			(1,161)	(137,337)

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class A	(3,183)	(974)			(3,928)	(1,398)			(5,619)	(1,904)			(6,472)	(2,067)			(6,271)	(2,260)
Class R-1	(55)	(19)			(34)	(11)			(73)	(16)			(64)	(13)			(21)	(12)
Class R-2	(1,455)	(333)			(1,717)	(417)			(2,171)	(534)			(2,041)	(541)			(1,561)	(376)
Class R-3	(1,939)	(553)			(2,236)	(720)			(3,246)	(1,024)			(3,144)	(949)			(2,659)	(942)
Class R-4	(878)	(247)			(1,194)	(246)			(1,478)	(396)			(1,321)	(381)			(1,352)	(431)
Class R-5	(461)	(77)			(505)	(89)			(694)	(95)			(620)	(96)			(844)	(161)
Total dividends from net investment income	(7,971)	(2,203)			(9,614)	(2,881)			(13,281)	(3,969)			(13,662)	(4,047)			(12,708)	(4,182)
Distributions from net realized gain:
Short-term net realized gains:
Class A	(62)	-			(72)	(10)			-	-			(124)	-			-	(144)
Class R-1	(2)	-			(1)	-	(	†)	-	-			(2)	-			-	(1)
Class R-2	(40)	-			(43)	(4)			-	-			(49)	-			-	(29)
Class R-3	(44)	-			(48)	(5)			-	-			(66)	-			-	(61)
Class R-4	(17)	-			(22)	(2)			-	-			(25)	-			-	(27)
Class R-5	(8)	-			(8)	(1)			-	-			(11)	-			-	(9)
Long-term net realized gains:
Class A	(3,632)	(7)			(4,702)	(10)			(6,240)	(13)			(5,637)	(13)			(4,963)	(13)
Class R-1	(90)	-	(	†)	(58)	-	(	†)	(102)	-	(	†)	(65)	-	(	†)	(24)	-	(	†)
Class R-2	(2,307)	(3)			(2,803)	(3)			(3,190)	(4)			(2,205)	(4)			(1,533)	(2)
Class R-3	(2,584)	(4)			(3,095)	(6)			(4,122)	(7)			(3,002)	(6)			(2,321)	(6)
Class R-4	(1,026)	(2)			(1,444)	(1)			(1,653)	(3)			(1,143)	(2)			(1,066)	(2)
Class R-5	(482)	-	(	†)	(553)	-	(	†)	(705)	(1)			(489)	(1)			(612)	(1)
Total distributions from net realized gain	(10,294)	(16)			(12,849)	(42)			(16,012)	(28)			(12,818)	(26)			(10,519)	(295)
Total dividends and distributions paid to shareholders	(18,265)	(2,219)			(22,463)	(2,923)			(29,293)	(3,997)			(26,480)	(4,073)			(23,227)	(4,477)

Net capital share transactions	167,329	379,703			162,452	424,168			184,114	515,590			145,853	441,038			92,219	329,666

Total increase in net assets	153,050	226,277			142,264	244,105			155,979	296,803			119,575	264,827			67,831	187,852

Net assets:
Beginning of period	367,247	140,970			427,447	183,342			548,856	252,053			495,987	231,160			400,038	212,186
End of period	$520,297	$367,247			$569,711	$427,447			$704,835	$548,856			$615,562	$495,987			$467,869	$400,038

Undistributed net investment income	$1,749	$3,404			$2,062	$4,389			$3,148	$6,732			$3,616	$7,686			$3,405	$7,648

(*)Unaudited.
(†)Amount less than one thousand.

See Notes to Financial Statements

Notes to financial statements
unaudited

1. Organization and significant accounting policies

Organization – American Funds Target Date Retirement Series, Inc. (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of nine funds (the “funds”) – American Funds 2050 Target Date Retirement Fund ("2050 Fund"), American Funds 2045 Target Date Retirement Fund ("2045 Fund"), American Funds 2040 Target Date Retirement Fund ("2040 Fund"), American Funds 2035 Target Date Retirement Fund ("2035 Fund"), American Funds 2030 Target Date Retirement Fund ("2030 Fund"), American Funds 2025 Target Date Retirement Fund ("2025 Fund"), American Funds 2020 Target Date Retirement Fund ("2020 Fund"), American Funds 2015 Target Date Retirement Fund ("2015 Fund") and American Funds 2010 Target Date Retirement Fund ("2010 Fund").

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”) is the investment adviser of the underlying funds.

Each fund in the series has six share classes consisting of one retail share class (Class A) and five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5). Class A shares are subject to an initial sales charge of up to 5.75%. The five retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans.

On May 1, 2009, each fund in the series made an additional retirement plan share class (Class R-6) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the funds:

Security valuation – The net asset value of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses – The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 29 to 33.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Investments in each fund are subject to risks related to their allocation strategy. For investors who are close to, or in retirement, each fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk a fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.
The success of each fund will be impacted by the results of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds. For example, the prices of securities held by underlying funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the underlying funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

In addition, investing in stocks may involve large price swings and potential for loss. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. These risks will be more significant for a fund in the years preceding its target date because a greater proportion of the fund’s assets will consist of underlying funds which primarily invest in stocks.

Investing in bonds involves the risk that their values may be affected by changing interest rates, effective maturities and credit ratings of these securities. These risks will be more significant as each fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds which primarily invest in bonds. For example, the values of debt securities in an underlying fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. As a result, the value of the underlying fund may be similarly affected.

Investing in stocks and bonds of issuers based outside the U.S. may involve the risks described above to a greater extent and may also be affected by other risks, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

3. Taxation and distributions

Federal income taxation – Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2009, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

The series is not subject to examination by U.S. federal tax authorities for tax years before 2007 and by state tax authorities for tax years before 2007.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and distributions from short-term net realized gains shown on the accompanying financial statements are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.

The components of distributable earnings on a tax basis are reported as of the funds’ most recent year-end. As of October 31, 2008, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Undistributed ordinary income	$948	$676	$1,662	$2,128	$3,552	$4,604	$6,737	$7,947	$7,652
Undistributed long-term capital gain	3,138	1,961	4,890	7,028	10,127	12,654	15,996	12,514	10,495

As of April 30, 2009, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Gross unrealized appreciation on investment securities	$220	$258	$508	$902	$1,068	$971	$2,948	$2,078	$1,437
Gross unrealized depreciation on investment securities	(45,358)	(34,615)	(83,518)	(111,203)	(165,767)	(196,976)	(244,219)	(200,780)	(163,478)
Net unrealized depreciation on investment securities	(45,138)	(34,357)	(83,010)	(110,301)	(164,699)	(196,005)	(241,271)	(198,702)	(162,041)
Cost of investment securities	193,029	166,757	361,574	460,282	685,307	766,065	946,717	814,549	630,120

4. Fees and transactions with related parties

CRMC, the series’ investment adviser, also advises the underlying American Funds and is the parent company of American Funds Service Company® ("AFS"), the series’ transfer agent, and American Funds Distributors®, Inc. ("AFD"), the principal underwriter of the series’ shares.

Investment advisory services – The Investment Advisory and Service Agreement between CRMC and the series provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. CRMC is currently waiving these fees. Investment advisory services fees are presented gross of the waiver from CRMC.
CRMC receives fees from the underlying American Funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 29 to 33.

Other reimbursement – CRMC has agreed to reimburse a portion of the fees and expenses of the funds during their start-up period. This reimbursement may be adjusted or discontinued by CRMC at any time. Fees and expenses in the statements of operations are presented gross of the reimbursements from CRMC. The amounts reimbursed by CRMC are reflected as other reimbursements/waivers.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The series has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes for which a plan of distribution has been adopted may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-3	0.50	0.75
Class R-4	0.25	0.50

For Class A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2009, there were no unreimbursed expenses subject to reimbursement for Class A.

Administrative services – The series has an administrative services agreement with CRMC to provide certain services, including transfer agent and recordkeeping services, as well as oversight and coordination of third parties providing such services. Each share class, except Class R-5, pays CRMC an administrative services fee based on an annual rate of up to 0.05% on average daily net assets. The Class R-5 shares do not pay any administrative services fees.

The underlying funds also pay an administrative services fee of up to 0.10%. The aggregate administrative services fee paid to CRMC for each share class together with the underlying fund investments is up to 0.10% for Class R-5 shares and up to 0.15% for all other share classes. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 29 to 33.

Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the funds’ behalf for a portion of the transfer agent services fees for the retirement plan share classes.

Expenses under the agreements described above for the six months ended April 30, 2009, were as follows:

		Administrative services
	Distribution services	CRMC administrative services	Transfer agent services	Transfer agent services reimbursement
2050 Fund
Class A	$43,141	$10,651	$-	$-
Class R-1	5,893	295	1,236	(1,236)
Class R-2	107,459	7,086	96,983	(59,729)
Class R-3	70,219	6,856	30,134	(18,899)
Class R-4	10,285	1,538	3,001	(3,001)
Class R-5	Not applicable	Not applicable	835	(835)
Total	$236,997	$26,426	$132,189	$(83,700)

2045 Fund
Class A	$38,886	$8,261	$-	$-
Class R-1	3,249	128	1,081	(1,081)
Class R-2	93,006	6,106	93,949	(61,705)
Class R-3	60,776	6,078	29,387	(19,662)
Class R-4	10,333	1,746	2,890	(2,890)
Class R-5	Not applicable	Not applicable	663	(663)
Total	$206,250	$22,319	$127,970	$(86,001)

2040 Fund
Class A	$77,013	$18,040	$-	$-
Class R-1	9,524	324	1,709	(1,709)
Class R-2	195,315	12,723	128,025	(60,315)
Class R-3	137,932	13,647	41,117	(19,047)
Class R-4	22,985	3,204	3,449	(3,449)
Class R-5	Not applicable	Not applicable	1,005	(1,005)
Total	$442,769	$47,938	$175,305	$(85,525)

2035 Fund
Class A	$96,863	$24,824	$-	$-
Class R-1	7,828	97	1,463	(1,463)
Class R-2	252,182	16,527	131,999	(44,576)
Class R-3	160,678	15,769	42,230	(16,521)
Class R-4	30,927	5,363	3,269	(3,269)
Class R-5	Not applicable	Not applicable	778	(778)
Total	$548,478	$62,580	$179,739	$(66,607)

2030 Fund
Class A	$137,812	$35,775	$-	$-
Class R-1	18,769	223	2,190	(2,190)
Class R-2	354,984	23,127	156,530	(33,468)
Class R-3	261,552	25,162	55,782	(13,933)
Class R-4	52,825	8,936	3,711	(3,711)
Class R-5	Not applicable	Not applicable	1,013	(1,013)
Total	$825,942	$93,223	$219,226	$(54,315)

2025 Fund
Class A	$169,386	$42,049	$-	$-
Class R-1	11,700	99	1,673	(1,673)
Class R-2	384,450	24,992	143,433	-
Class R-3	278,748	26,888	49,769	-
Class R-4	64,908	11,491	3,429	(3,429)
Class R-5	Not applicable	Not applicable	805	(805)
Total	$909,192	$105,519	$199,109	$(5,907)

2020 Fund
Class A	$223,136	$55,450	$-	$-
Class R-1	18,274	282	1,920	(1,920)
Class R-2	435,501	28,116	134,069	-
Class R-3	367,413	35,136	56,820	-
Class R-4	78,822	13,424	3,622	(3,622)
Class R-5	Not applicable	Not applicable	968	(968)
Total	$1,123,146	$132,408	$197,399	$(6,510)

2015 Fund
Class A	$231,356	$57,031	$-	$-
Class R-1	12,767	203	1,433	(1,433)
Class R-2	345,612	22,586	106,526	-
Class R-3	309,730	29,939	48,814	-
Class R-4	61,046	10,728	2,969	(2,969)
Class R-5	Not applicable	Not applicable	799	(799)
Total	$960,511	$120,487	$160,541	$(5,201)

2010 Fund
Class A	$200,771	$47,954	$-	$-
Class R-1	4,961	32	942	(942)
Class R-2	225,351	14,502	76,574	-
Class R-3	223,471	20,874	34,233	-
Class R-4	53,515	9,314	2,827	(2,827)
Class R-5	Not applicable	Not applicable	876	(876)
Total	$708,069	$92,676	$115,452	$(4,645)

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 2007, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Directors’ compensation on the accompanying financial statements includes current fees (either paid in cash or deferred) and the net decrease in the value of the deferred amounts as follows:

		Decrease
		in value
	Current fees	of deferred amounts
2050 Fund	$1,344	$(434)
2045 Fund	1,113	(253)
2040 Fund	2,497	(663)
2035 Fund	3,211	(950)
2030 Fund	4,891	(1,401)
2025 Fund	5,512	(1,770)
2020 Fund	7,082	(2,487)
2015 Fund	6,327	(2,274)
2010 Fund	5,103	(2,167)

Affiliated officers and directors – Officers and certain directors of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the series.

5. Disclosure of fair value measurements

The series adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on November 1, 2008. FAS 157 requires the funds to classify their assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At April 30, 2009, all of the fund’s investment securities were classified as Level 1.

6. Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 30, 2009, as follows (dollars in thousands):

	Purchases	Sales
2050 Fund	$54,814	$3,712
2045 Fund	50,484	-
2040 Fund	93,428	1,473
2035 Fund	107,192	-
2030 Fund	160,652	1,347
2025 Fund	156,376	4,582
2020 Fund	176,200	5,863
2015 Fund	139,921	6,553
2010 Fund	96,033	15,373

7. Capital share transactions

Capital share transactions in the funds for the six months ended April 30, 2009, were as follows (dollars and shares in thousands):

	2050 Fund		2045 Fund		2040 Fund		2035 Fund
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Class A
Sales(*)	$21,499	3,409	$19,020	3,014	$34,715	5,482	$38,285	6,074
Reinvestments of dividends and distributions	2,118	332	1,306	203	3,201	499	4,732	738
Repurchases(*)	(5,584)	(903)	(3,364)	(527)	(7,180)	(1,154)	(9,333)	(1,479)
Total Class A transactions	18,033	2,838	16,962	2,690	30,736	4,827	33,684	5,333
Class R-1
Sales(*)	1,122	176	316	50	1,083	171	880	140
Reinvestments of dividends and distributions	62	10	22	4	79	12	63	10
Repurchases(*)	(743)	(121)	(22)	(3)	(224)	(36)	(94)	(15)
Total Class R-1 transactions	441	65	316	51	938	147	849	135
Class R-2
Sales(*)	18,332	2,956	16,154	2,581	30,745	4,912	37,907	6,080
Reinvestments of dividends and distributions	1,194	188	871	136	1,955	306	2,692	421
Repurchases(*)	(4,428)	(722)	(2,905)	(467)	(5,564)	(897)	(7,605)	(1,224)
Total Class R-2 transactions	15,098	2,422	14,120	2,250	27,136	4,321	32,994	5,277
Class R-3
Sales(*)	20,216	3,180	14,818	2,353	30,292	4,843	32,496	5,185
Reinvestments of dividends and distributions	1,373	216	915	142	2,251	351	2,802	438
Repurchases(*)	(8,218)	(1,316)	(2,888)	(459)	(11,287)	(1,797)	(7,642)	(1,225)
Total Class R-3 transactions	13,371	2,080	12,845	2,036	21,256	3,397	27,656	4,398
Class R-4
Sales(*)	6,393	1,019	5,917	934	11,665	1,856	14,984	2,391
Reinvestments of dividends and distributions	382	60	304	47	776	121	1,120	175
Repurchases(*)	(2,013)	(328)	(997)	(158)	(2,230)	(359)	(3,573)	(568)
Total Class R-4 transactions	4,762	751	5,224	823	10,211	1,618	12,531	1,998
Class R-5
Sales(*)	2,166	348	2,644	421	6,040	960	6,679	1,072
Reinvestments of dividends and distributions	157	25	228	35	555	86	667	103
Repurchases(*)	(373)	(59)	(505)	(79)	(1,264)	(200)	(2,389)	(379)
Total Class R-5 transactions	1,950	314	2,367	377	5,331	846	4,957	796

Total net increase	$53,655	8,470	$51,834	8,227	$95,608	15,156	$112,671	17,937

	2030 Fund		2025 Fund		2020 Fund		2015 Fund		2010 Fund
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Class A
Sales(*)	$60,886	9,499	$63,370	9,948	$78,010	11,845	$70,551	10,255	$64,961	9,300
Reinvestments of dividends and distributions	6,847	1,063	8,664	1,343	11,754	1,765	12,151	1,744	11,090	1,578
Repurchases(*)	(15,102)	(2,417)	(23,295)	(3,740)	(32,254)	(5,018)	(38,388)	(5,713)	(44,234)	(6,506)
Total Class A transactions	52,631	8,145	48,739	7,551	57,510	8,592	44,314	6,286	31,817	4,372
Class R-1
Sales(*)	1,941	307	1,657	270	2,197	340	898	133	469	69
Reinvestments of dividends and distributions	147	23	93	14	174	26	131	19	45	6
Repurchases(*)	(418)	(68)	(422)	(67)	(815)	(133)	(346)	(52)	(365)	(50)
Total Class R-1 transactions	1,670	262	1,328	217	1,556	233	683	100	149	25
Class R-2
Sales(*)	51,934	8,276	53,296	8,468	52,906	8,116	46,956	6,907	27,288	3,958
Reinvestments of dividends and distributions	3,801	594	4,561	712	5,349	807	4,293	620	3,074	439
Repurchases(*)	(9,588)	(1,557)	(11,548)	(1,855)	(15,480)	(2,402)	(15,602)	(2,342)	(13,684)	(2,016)
Total Class R-2 transactions	46,147	7,313	46,309	7,325	42,775	6,521	35,647	5,185	16,678	2,381
Class R-3
Sales(*)	54,707	8,686	48,333	7,643	66,805	10,208	58,672	8,601	47,466	6,864
Reinvestments of dividends and distributions	4,567	711	5,379	837	7,368	1,108	6,212	894	4,980	709
Repurchases(*)	(17,074)	(2,753)	(14,857)	(2,389)	(30,207)	(4,672)	(24,603)	(3,650)	(27,894)	(4,070)
Total Class R-3 transactions	42,200	6,644	38,855	6,091	43,966	6,644	40,281	5,845	24,552	3,503
Class R-4
Sales(*)	20,439	3,262	27,687	4,452	35,381	5,415	24,301	3,578	22,835	3,314
Reinvestments of dividends and distributions	1,921	298	2,660	412	3,131	470	2,489	357	2,418	344
Repurchases(*)	(4,648)	(754)	(9,911)	(1,655)	(10,058)	(1,551)	(7,969)	(1,192)	(12,013)	(1,764)
Total Class R-4 transactions	17,712	2,806	20,436	3,209	28,454	4,334	18,821	2,743	13,240	1,894
Class R-5
Sales(*)	8,618	1,355	7,818	1,237	11,771	1,778	9,780	1,417	9,599	1,357
Reinvestments of dividends and distributions	951	147	1,066	165	1,399	210	1,120	160	1,456	207
Repurchases(*)	(2,600)	(410)	(2,099)	(339)	(3,317)	(504)	(4,793)	(674)	(5,272)	(771)
Total Class R-5 transactions	6,969	1,092	6,785	1,063	9,853	1,484	6,107	903	5,783	793

Total net increase	$167,329	26,262	$162,452	25,456	$184,114	27,808	$145,853	21,062	$92,219	12,968

Please see page 27 for footnotes.

Capital share transactions in the funds for the year ended October 31, 2008, were as follows (dollars and shares in thousands):

	2050 Fund				2045 Fund				2040 Fund		2035 Fund
Share class	Amount	Shares			Amount	Shares			Amount	Shares	Amount	Shares

Class A
Sales(*)	$42,368	4,368			$32,936	3,395			$70,650	7,280	$102,337	10,537
Reinvestments of dividends and distributions	344	32			173	16			455	42	668	62
Repurchases(*)	(9,174)	(972)			(4,305)	(451)			(7,671)	(827)	(12,576)	(1,314)
Total Class A transactions	33,538	3,428			28,804	2,960			63,434	6,495	90,429	9,285
Class R-1
Sales(*)	1,155	122			581	60			1,862	198	1,996	199
Reinvestments of dividends and distributions	1	-	(	†)	2	-	(	†)	6	1	7	1
Repurchases(*)	(57)	(6)			(49)	(5)			(251)	(29)	(391)	(40)
Total Class R-1 transactions	1,099	116			534	55			1,617	170	1,612	160
Class R-2
Sales(*)	29,898	3,124			26,532	2,813			56,464	5,906	72,272	7,534
Reinvestments of dividends and distributions	159	15			63	6			185	17	258	24
Repurchases(*)	(6,409)	(677)			(3,343)	(363)			(7,338)	(792)	(9,896)	(1,055)
Total Class R-2 transactions	23,648	2,462			23,252	2,456			49,311	5,131	62,634	6,503
Class R-3
Sales(*)	33,803	3,522			28,076	2,941			73,834	7,695	73,002	7,606
Reinvestments of dividends and distributions	123	11			114	10			256	24	378	35
Repurchases(*)	(7,179)	(780)			(5,646)	(610)			(16,794)	(1,796)	(15,179)	(1,621)
Total Class R-3 transactions	26,747	2,753			22,544	2,341			57,296	5,923	58,201	6,020
Class R-4
Sales(*)	9,745	1,039			8,972	916			20,113	2,063	28,441	2,903
Reinvestments of dividends and distributions	42	4			22	2			96	9	109	10
Repurchases(*)	(2,293)	(272)			(1,038)	(111)			(3,010)	(328)	(5,164)	(545)
Total Class R-4 transactions	7,494	771			7,956	807			17,199	1,744	23,386	2,368
Class R-5
Sales(*)	3,332	348			6,147	624			13,039	1,357	15,329	1,556
Reinvestments of dividends and distributions	22	2			19	2			48	5	62	6
Repurchases(*)	(712)	(78)			(924)	(101)			(1,663)	(192)	(1,896)	(216)
Total Class R-5 transactions	2,642	272			5,242	525			11,424	1,170	13,495	1,346

Total net increase	$95,168	9,802			$88,332	9,144			$200,281	20,633	$249,757	25,682

	2030 Fund		2025 Fund		2020 Fund		2015 Fund		2010 Fund
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Class A
Sales(*)	$140,990	14,499	$171,632	17,580	$219,567	22,326	$232,603	23,886	$194,676	19,926
Reinvestments of dividends and distributions	975	90	1,412	131	1,898	177	2,070	195	2,377	226
Repurchases(*)	(16,575)	(1,788)	(23,782)	(2,602)	(34,152)	(3,683)	(44,599)	(4,834)	(50,499)	(5,452)
Total Class A transactions	125,390	12,801	149,262	15,109	187,313	18,820	190,074	19,247	146,554	14,700
Class R-1
Sales(*)	3,537	373	2,408	252	4,003	422	2,805	301	1,179	117
Reinvestments of dividends and distributions	19	2	11	1	16	1	13	1	13	1
Repurchases(*)	(643)	(72)	(513)	(54)	(1,115)	(122)	(633)	(69)	(601)	(62)
Total Class R-1 transactions	2,913	303	1,906	199	2,904	301	2,185	233	591	56
Class R-2
Sales(*)	103,119	10,795	117,373	12,309	131,166	13,631	104,115	10,680	83,482	8,611
Reinvestments of dividends and distributions	336	31	424	40	538	50	545	51	407	39
Repurchases(*)	(14,034)	(1,536)	(19,548)	(2,132)	(23,915)	(2,643)	(23,871)	(2,542)	(29,839)	(3,144)
Total Class R-2 transactions	89,421	9,290	98,249	10,217	107,789	11,038	80,789	8,189	54,050	5,506
Class R-3
Sales(*)	127,754	13,303	128,545	13,506	182,582	18,798	149,055	15,276	126,268	12,794
Reinvestments of dividends and distributions	557	52	731	68	1,031	97	955	90	1,009	96
Repurchases(*)	(26,682)	(2,825)	(26,249)	(2,881)	(45,664)	(4,876)	(43,881)	(4,647)	(53,211)	(5,573)
Total Class R-3 transactions	101,629	10,530	103,027	10,693	137,949	14,019	106,129	10,719	74,066	7,317
Class R-4
Sales(*)	52,406	5,324	60,393	6,204	64,281	6,563	54,895	5,573	58,395	5,890
Reinvestments of dividends and distributions	248	23	249	23	398	37	383	36	460	44
Repurchases(*)	(11,275)	(1,180)	(9,071)	(999)	(11,084)	(1,166)	(14,238)	(1,551)	(24,048)	(2,527)
Total Class R-4 transactions	41,379	4,167	51,571	5,228	53,595	5,434	41,040	4,058	34,807	3,407
Class R-5
Sales(*)	22,266	2,333	26,708	2,667	31,425	3,230	25,319	2,527	24,116	2,462
Reinvestments of dividends and distributions	77	7	90	8	96	9	96	9	171	16
Repurchases(*)	(3,372)	(358)	(6,645)	(677)	(5,481)	(586)	(4,594)	(489)	(4,689)	(514)
Total Class R-5 transactions	18,971	1,982	20,153	1,998	26,040	2,653	20,821	2,047	19,598	1,964

Total net increase	$379,703	39,073	$424,168	43,444	$515,590	52,265	$441,038	44,493	$329,666	32,950

(*)Includes exchanges between share classes of the fund.
(†)Amount less than one thousand.

8. Subsequent event

On May 1, 2009, each of the funds in the series exchanged its respective portfolio investments in R-5 shares of the underlying funds for R-6 shares in the same underlying funds.  The exchange did not change the percent of a fund’s portfolio investments allocated to each underlying fund. As a result of the exchange of R-5 shares for R-6 shares in the underlying funds, the administrative services fee for the funds (other than the R-6 shares class) was increased to compensate for the lower administrative services fee paid at the underlying fund level.  This resulted in no overall change to the net effective expense ratio.

Financial highlights(1)

		(Loss) income from investment operations(2)			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net(losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements /waivers(5)		Ratio of expenses to average net assets after reimbursements /waivers(4)(5)		Net effective expense ratio(6)		Ratio of net income to average net assets(4)

American Funds 2050 Target Date Retirement Fund
Class A:
4/30/09(7)	$7.14	$.10	$(.23)	$(.13)	$(.14)	$(.20)		$(.34)	$6.67	(1.50)%	$54,740	.47	%(8)	.27	%(8)	.71	%(8)	3.30	%(8)
10/31/08	11.42	.20	(4.33)	(4.13)	(.14)	(.01)		(.15)	7.14	(36.61)	38,350	.44		.25		.67		2.07
10/31/07(9)	10.00	.10	1.32	1.42	-	-		-	11.42	14.20	22,188	.79	(8)	.35	(8)	.77	(8)	1.18	(8)
Class R-1:
4/30/09(7)	7.08	.08	(.24)	(.16)	(.12)	(.20)		(.32)	6.60	(2.05)	1,297	1.48	(8)	1.07	(8)	1.51	(8)	2.66	(8)
10/31/08	11.36	.09	(4.26)	(4.17)	(.10)	(.01)		(.11)	7.08	(37.07)	928	1.53		1.04		1.46		.95
10/31/07(9)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	174	1.95	(8)	1.07	(8)	1.49	(8)	.42	(8)
Class R-2:
4/30/09(7)	7.06	.07	(.22)	(.15)	(.10)	(.20)		(.30)	6.61	(1.95)	39,108	1.69	(8)	1.08	(8)	1.52	(8)	2.41	(8)
10/31/08	11.36	.11	(4.29)	(4.18)	(.11)	(.01)		(.12)	7.06	(37.15)	24,657	1.52		1.08		1.50		1.18
10/31/07(9)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	11,695	1.56	(8)	1.08	(8)	1.50	(8)	.39	(8)
Class R-3:
4/30/09(7)	7.10	.09	(.22)	(.13)	(.13)	(.20)		(.33)	6.64	(1.63)	36,373	.98	(8)	.65	(8)	1.09	(8)	2.87	(8)
10/31/08	11.40	.14	(4.30)	(4.16)	(.13)	(.01)		(.14)	7.10	(36.90)	24,154	.94		.65		1.07		1.51
10/31/07(9)	10.00	.06	1.34	1.40	-	-		-	11.40	14.00	7,383	1.17	(8)	.65	(8)	1.07	(8)	.79	(8)
Class R-4:
4/30/09(7)	7.14	.10	(.24)	(.14)	(.14)	(.20)		(.34)	6.66	(1.67)	11,653	.58	(8)	.31	(8)	.75	(8)	3.14	(8)
10/31/08	11.43	.18	(4.31)	(4.13)	(.15)	(.01)		(.16)	7.14	(36.64)	7,121	.56		.30		.72		1.87
10/31/07(9)	10.00	.08	1.35	1.43	-	-		-	11.43	14.30	2,597	.88	(8)	.32	(8)	.74	(8)	.94	(8)
Class R-5:
4/30/09(7)	7.17	.11	(.23)	(.12)	(.16)	(.20)		(.36)	6.69	(1.43)	4,627	.27	(8)	.02	(8)	.46	(8)	3.45	(8)
10/31/08	11.45	.22	(4.33)	(4.11)	(.16)	(.01)		(.17)	7.17	(36.43)	2,712	.26		.02		.44		2.27
10/31/07(9)	10.00	.10	1.35	1.45	-	-		-	11.45	14.50	1,214	.41	(8)	.02	(8)	.44	(8)	1.28	(8)

American Funds 2045 Target Date Retirement Fund
Class A:
4/30/09(7)	$7.15	$.10	$(.22)	$(.12)	$(.14)	$(.15)		$(.29)	$6.74	(1.47)%	$45,153	.50	%(8)	.31	%(8)	.75	%(8)	3.18	%(8)
10/31/08	11.42	.19	(4.32)	(4.13)	(.14)	-	(10)	(.14)	7.15	(36.60)	28,693	.46		.26		.68		1.94
10/31/07(9)	10.00	.09	1.33	1.42	-	-		-	11.42	14.20	12,036	1.07	(8)	.35	(8)	.77	(8)	1.18	(8)
Class R-1:
4/30/09(7)	7.08	.08	(.23)	(.15)	(.09)	(.15)		(.24)	6.69	(1.90)	868	1.59	(8)	1.06	(8)	1.50	(8)	2.47	(8)
10/31/08	11.36	.11	(4.29)	(4.18)	(.10)	-	(10)	(.10)	7.08	(37.10)	562	1.54		1.03		1.45		1.13
10/31/07(9)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	276	2.04	(8)	1.07	(8)	1.49	(8)	.32	(8)
Class R-2:
4/30/09(7)	7.07	.08	(.23)	(.15)	(.10)	(.15)		(.25)	6.67	(1.91)	34,380	1.78	(8)	1.08	(8)	1.52	(8)	2.41	(8)
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	-	(10)	(.11)	7.07	(37.14)	20,523	1.74		1.08		1.50		1.03
10/31/07(9)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	5,083	2.15	(8)	1.08	(8)	1.50	(8)	.37	(8)
Class R-3:
4/30/09(7)	7.11	.09	(.23)	(.14)	(.12)	(.15)		(.27)	6.70	(1.77)	33,404	1.01	(8)	.65	(8)	1.09	(8)	2.86	(8)
10/31/08	11.40	.15	(4.31)	(4.16)	(.13)	-	(10)	(.13)	7.11	(36.87)	20,938	.99		.65		1.07		1.57
10/31/07(9)	10.00	.03	1.37	1.40	-	-		-	11.40	14.00	6,894	1.37	(8)	.65	(8)	1.07	(8)	.36	(8)
Class R-4:
4/30/09(7)	7.14	.10	(.22)	(.12)	(.14)	(.15)		(.29)	6.73	(1.51)	11,568	.58	(8)	.31	(8)	.75	(8)	3.07	(8)
10/31/08	11.43	.16	(4.31)	(4.15)	(.14)	-	(10)	(.14)	7.14	(36.72)	6,394	.59		.32		.74		1.71
10/31/07(9)	10.00	.10	1.33	1.43	-	-		-	11.43	14.30	1,003	1.32	(8)	.32	(8)	.74	(8)	1.18	(8)
Class R-5:
4/30/09(7)	7.17	.11	(.22)	(.11)	(.15)	(.15)		(.30)	6.76	(1.26)	6,944	.24	(8)	.02	(8)	.46	(8)	3.56	(8)
10/31/08	11.45	.20	(4.33)	(4.13)	(.15)	-	(10)	(.15)	7.17	(36.51)	4,668	.24		.02		.44		2.12
10/31/07(9)	10.00	.10	1.35	1.45	-	-		-	11.45	14.50	1,444	.49	(8)	.02	(8)	.44	(8)	1.18	(8)

American Funds 2040 Target Date Retirement Fund
Class A:
4/30/09(7)	$7.14	$.10	$(.21)	$(.11)	$(.15)	$(.17)		$(.32)	$6.71	(1.42)%	$93,119	.47	%(8)	.28	%(8)	.72	%(8)	3.27	%(8)
10/31/08	11.42	.19	(4.32)	(4.13)	(.14)	(.01)		(.15)	7.14	(36.65)	64,679	.42		.26		.68		1.99
10/31/07(9)	10.00	.09	1.33	1.42	-	-		-	11.42	14.20	29,211	.72	(8)	.35	(8)	.77	(8)	1.16	(8)
Class R-1:
4/30/09(7)	7.07	.08	(.22)	(.14)	(.11)	(.17)		(.28)	6.65	(1.84)	2,446	1.41	(8)	1.05	(8)	1.49	(8)	2.59	(8)
10/31/08	11.36	.11	(4.28)	(4.17)	(.11)	(.01)		(.12)	7.07	(37.12)	1,565	1.39		1.03		1.45		1.12
10/31/07(9)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	583	1.59	(8)	1.07	(8)	1.49	(8)	.33	(8)
Class R-2:
4/30/09(7)	7.06	.08	(.22)	(.14)	(.10)	(.17)		(.27)	6.65	(1.79)	70,271	1.49	(8)	1.08	(8)	1.52	(8)	2.42	(8)
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	(.01)		(.12)	7.06	(37.17)	44,147	1.41		1.08		1.50		1.06
10/31/07(9)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	12,716	1.59	(8)	1.08	(8)	1.50	(8)	.36	(8)
Class R-3:
4/30/09(7)	7.11	.09	(.23)	(.14)	(.12)	(.17)		(.29)	6.68	(1.78)	71,963	.90	(8)	.65	(8)	1.09	(8)	2.87	(8)
10/31/08	11.40	.14	(4.29)	(4.15)	(.13)	(.01)		(.14)	7.11	(36.85)	52,383	.85		.65		1.07		1.48
10/31/07(9)	10.00	.04	1.36	1.40	-	-		-	11.40	14.00	16,501	1.03	(8)	.65	(8)	1.07	(8)	.54	(8)
Class R-4:
4/30/09(7)	7.14	.10	(.22)	(.12)	(.14)	(.17)		(.31)	6.71	(1.44)	25,209	.52	(8)	.31	(8)	.75	(8)	3.18	(8)
10/31/08	11.43	.18	(4.32)	(4.14)	(.14)	(.01)		(.15)	7.14	(36.69)	15,292	.51		.30		.72		1.91
10/31/07(9)	10.00	.10	1.33	1.43	-	-		-	11.43	14.30	4,537	.72	(8)	.32	(8)	.74	(8)	1.19	(8)
Class R-5:
4/30/09(7)	7.17	.11	(.22)	(.11)	(.16)	(.17)		(.33)	6.73	(1.35)	15,400	.22	(8)	.02	(8)	.46	(8)	3.57	(8)
10/31/08	11.45	.20	(4.32)	(4.12)	(.15)	(.01)		(.16)	7.17	(36.47)	10,341	.19		.02		.44		2.13
10/31/07(9)	10.00	.11	1.34	1.45	-	-		-	11.45	14.50	3,119	.34	(8)	.02	(8)	.44	(8)	1.31	(8)

American Funds 2035 Target Date Retirement Fund
Class A:
4/30/09(7)	$7.15	$.10	$(.22)	$(.12)	$(.15)	$(.18)		$(.33)	$6.70	(1.41)%	$123,878	.44	%(8)	.27	%(8)	.71	%(8)	3.32	%(8)
10/31/08	11.42	.19	(4.32)	(4.13)	(.14)	-	(10)	(.14)	7.15	(36.58)	94,123	.40		.24		.66		2.01
10/31/07(9)	10.00	.09	1.33	1.42	-	-		-	11.42	14.20	44,324	.65	(8)	.35	(8)	.77	(8)	1.15	(8)
Class R-1:
4/30/09(7)	7.07	.08	(.22)	(.14)	(.11)	(.18)		(.29)	6.64	(1.81)	2,198	1.40	(8)	1.03	(8)	1.47	(8)	2.46	(8)
10/31/08	11.36	.12	(4.29)	(4.17)	(.12)	-	(10)	(.12)	7.07	(37.07)	1,385	1.39		1.03		1.45		1.23
10/31/07(9)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	408	1.62	(8)	1.07	(8)	1.49	(8)	.41	(8)
Class R-2:
4/30/09(7)	7.07	.08	(.23)	(.15)	(.10)	(.18)		(.28)	6.64	(1.84)	89,582	1.39	(8)	1.08	(8)	1.52	(8)	2.43	(8)
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	-	(10)	(.11)	7.07	(37.10)	58,095	1.30		1.08		1.50		1.08
10/31/07(9)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	19,489	1.43	(8)	1.08	(8)	1.50	(8)	.40	(8)
Class R-3:
4/30/09(7)	7.11	.09	(.22)	(.13)	(.13)	(.18)		(.31)	6.67	(1.65)	84,363	.88	(8)	.65	(8)	1.09	(8)	2.89	(8)
10/31/08	11.40	.15	(4.31)	(4.16)	(.13)	-	(10)	(.13)	7.11	(36.86)	58,657	.83		.65		1.07		1.57
10/31/07(9)	10.00	.05	1.35	1.40	-	-		-	11.40	14.00	25,417	.93	(8)	.65	(8)	1.07	(8)	.64	(8)
Class R-4:
4/30/09(7)	7.14	.10	(.22)	(.12)	(.15)	(.18)		(.33)	6.69	(1.47)	32,934	.52	(8)	.31	(8)	.75	(8)	3.20	(8)
10/31/08	11.43	.18	(4.33)	(4.15)	(.14)	-	(10)	(.14)	7.14	(36.70)	20,881	.50		.31		.73		1.85
10/31/07(9)	10.00	.09	1.34	1.43	-	-		-	11.43	14.30	6,325	.65	(8)	.32	(8)	.74	(8)	1.17	(8)
Class R-5:
4/30/09(7)	7.17	.11	(.22)	(.11)	(.16)	(.18)		(.34)	6.72	(1.22)	16,850	.21	(8)	.02	(8)	.46	(8)	3.61	(8)
10/31/08	11.45	.20	(4.33)	(4.13)	(.15)	-	(10)	(.15)	7.17	(36.49)	12,289	.18		.02		.44		2.16
10/31/07(9)	10.00	.11	1.34	1.45	-	-		-	11.45	14.50	4,203	.27	(8)	.02	(8)	.44	(8)	1.30	(8)

American Funds 2030 Target Date Retirement Fund
Class A:
4/30/09(7)	$7.16	$.11	$(.22)	$(.11)	$(.15)	$(.18)		$(.33)	$6.72	(1.32)%	$176,997	.44	%(8)	.26	%(8)	.70	%(8)	3.43	%(8)
10/31/08	11.39	.20	(4.29)	(4.09)	(.14)	-	(10)	(.14)	7.16	(36.30)	130,458	.41		.26		.67		2.10
10/31/07(9)	10.00	.10	1.29	1.39	-	-		-	11.39	13.90	61,637	.61	(8)	.35	(8)	.77	(8)	1.22	(8)
Class R-1:
4/30/09(7)	7.10	.08	(.22)	(.14)	(.11)	(.18)		(.29)	6.67	(1.90)	4,932	1.32	(8)	1.03	(8)	1.47	(8)	2.58	(8)
10/31/08	11.33	.13	(4.26)	(4.13)	(.10)	-	(10)	(.10)	7.10	(36.74)	3,384	1.27		1.02		1.43		1.36
10/31/07(9)	10.00	.03	1.30	1.33	-	-		-	11.33	13.30	1,973	1.38	(8)	1.07	(8)	1.49	(8)	.39	(8)
Class R-2:
4/30/09(7)	7.08	.08	(.22)	(.14)	(.11)	(.18)		(.29)	6.65	(1.84)	125,225	1.32	(8)	1.08	(8)	1.52	(8)	2.53	(8)
10/31/08	11.33	.11	(4.24)	(4.13)	(.12)	-	(10)	(.12)	7.08	(36.84)	81,500	1.24		1.08		1.49		1.15
10/31/07(9)	10.00	.04	1.29	1.33	-	-		-	11.33	13.30	25,085	1.35	(8)	1.08	(8)	1.50	(8)	.48	(8)
Class R-3:
4/30/09(7)	7.12	.09	(.21)	(.12)	(.13)	(.18)		(.31)	6.69	(1.51)	135,046	.85	(8)	.65	(8)	1.09	(8)	2.99	(8)
10/31/08	11.37	.16	(4.27)	(4.11)	(.14)	-	(10)	(.14)	7.12	(36.58)	96,539	.80		.65		1.06		1.63
10/31/07(9)	10.00	.06	1.31	1.37	-	-		-	11.37	13.70	34,337	.90	(8)	.65	(8)	1.07	(8)	.73	(8)
Class R-4:
4/30/09(7)	7.16	.10	(.22)	(.12)	(.15)	(.18)		(.33)	6.71	(1.52)	54,285	.50	(8)	.31	(8)	.75	(8)	3.31	(8)
10/31/08	11.40	.19	(4.28)	(4.09)	(.15)	-	(10)	(.15)	7.16	(36.34)	37,796	.48		.31		.72		2.00
10/31/07(9)	10.00	.10	1.30	1.40	-	-		-	11.40	14.00	12,677	.61	(8)	.32	(8)	.74	(8)	1.24	(8)
Class R-5:
4/30/09(7)	7.19	.12	(.22)	(.10)	(.17)	(.18)		(.35)	6.74	(1.24)	23,812	.20	(8)	.02	(8)	.46	(8)	3.69	(8)
10/31/08	11.42	.21	(4.28)	(4.07)	(.16)	-	(10)	(.16)	7.19	(36.13)	17,570	.18		.02		.43		2.20
10/31/07(9)	10.00	.11	1.31	1.42	-	-		-	11.42	14.20	5,261	.25	(8)	.02	(8)	.44	(8)	1.42	(8)

American Funds 2025 Target Date Retirement Fund
Class A:
4/30/09(7)	$7.20	$.11	$(.23)	$(.12)	$(.16)	$(.20)		$(.36)	$6.72	(1.44)%	$203,377	.44	%(8)	.27	%(8)	.70	%(8)	3.49	%(8)
10/31/08	11.37	.21	(4.24)	(4.03)	(.14)	-	(10)	(.14)	7.20	(35.82)	163,525	.40		.25		.66		2.19
10/31/07(9)	10.00	.10	1.27	1.37	-	-		-	11.37	13.70	86,450	.60	(8)	.35	(8)	.77	(8)	1.26	(8)
Class R-1:
4/30/09(7)	7.13	.08	(.22)	(.14)	(.11)	(.20)		(.31)	6.68	(1.78)	3,441	1.34	(8)	1.03	(8)	1.46	(8)	2.59	(8)
10/31/08	11.31	.13	(4.20)	(4.07)	(.11)	-	(10)	(.11)	7.13	(36.32)	2,127	1.29		1.02		1.43		1.38
10/31/07(9)	10.00	.04	1.27	1.31	-	-		-	11.31	13.10	1,118	1.40	(8)	1.07	(8)	1.49	(8)	.49	(8)
Class R-2:
4/30/09(7)	7.12	.08	(.22)	(.14)	(.12)	(.20)		(.32)	6.66	(1.83)	134,084	1.27	(8)	1.10	(8)	1.53	(8)	2.61	(8)
10/31/08	11.31	.12	(4.19)	(4.07)	(.12)	-	(10)	(.12)	7.12	(36.34)	91,210	1.21		1.06		1.47		1.24
10/31/07(9)	10.00	.04	1.27	1.31	-	-		-	11.31	13.10	29,364	1.33	(8)	1.08	(8)	1.50	(8)	.48	(8)
Class R-3:
4/30/09(7)	7.16	.10	(.23)	(.13)	(.14)	(.20)		(.34)	6.69	(1.64)	139,392	.83	(8)	.66	(8)	1.09	(8)	3.09	(8)
10/31/08	11.35	.17	(4.22)	(4.05)	(.14)	-	(10)	(.14)	7.16	(36.10)	105,548	.79		.64		1.05		1.75
10/31/07(9)	10.00	.06	1.29	1.35	-	-		-	11.35	13.50	45,907	.88	(8)	.65	(8)	1.07	(8)	.74	(8)
Class R-4:
4/30/09(7)	7.20	.11	(.23)	(.12)	(.16)	(.20)		(.36)	6.72	(1.47)	65,626	.50	(8)	.31	(8)	.74	(8)	3.45	(8)
10/31/08	11.38	.19	(4.22)	(4.03)	(.15)	-	(10)	(.15)	7.20	(35.87)	47,207	.48		.32		.73		1.95
10/31/07(9)	10.00	.10	1.28	1.38	-	-		-	11.38	13.80	15,153	.57	(8)	.32	(8)	.74	(8)	1.30	(8)
Class R-5:
4/30/09(7)	7.23	.12	(.23)	(.11)	(.18)	(.20)		(.38)	6.74	(1.35)	23,791	.20	(8)	.02	(8)	.45	(8)	3.79	(8)
10/31/08	11.40	.22	(4.23)	(4.01)	(.16)	-	(10)	(.16)	7.23	(35.64)	17,830	.17		.02		.43		2.29
10/31/07(9)	10.00	.12	1.28	1.40	-	-		-	11.40	14.00	5,350	.24	(8)	.02	(8)	.44	(8)	1.46	(8)

American Funds 2020 Target Date Retirement Fund
Class A:
4/30/09(7)	$7.38	$.12	$(.22)	$(.10)	$(.18)	$(.20)		$(.38)	$6.90	(1.22)%	$262,740	.44	%(8)	.27	%(8)	.70	%(8)	3.64	%(8)
10/31/08	11.30	.23	(4.01)	(3.78)	(.14)	-	(10)	(.14)	7.38	(33.81)	217,608	.42		.28		.68		2.33
10/31/07(9)	10.00	.12	1.18	1.30	-	-		-	11.30	13.00	120,456	.60	(8)	.37	(8)	.78	(8)	1.47	(8)
Class R-1:
4/30/09(7)	7.31	.09	(.22)	(.13)	(.14)	(.20)		(.34)	6.84	(1.64)	4,555	1.31	(8)	1.03	(8)	1.46	(8)	2.89	(8)
10/31/08	11.24	.14	(3.96)	(3.82)	(.11)	-	(10)	(.11)	7.31	(34.30)	3,160	1.28		1.02		1.42		1.51
10/31/07(9)	10.00	.06	1.18	1.24	-	-		-	11.24	12.40	1,475	1.40	(8)	1.07	(8)	1.48	(8)	.69	(8)
Class R-2:
4/30/09(7)	7.30	.09	(.22)	(.13)	(.13)	(.20)		(.33)	6.84	(1.60)	144,730	1.22	(8)	1.05	(8)	1.48	(8)	2.81	(8)
10/31/08	11.24	.14	(3.96)	(3.82)	(.12)	-	(10)	(.12)	7.30	(34.33)	106,855	1.16		1.02		1.42		1.48
10/31/07(9)	10.00	.06	1.18	1.24	-	-		-	11.24	12.40	40,343	1.29	(8)	1.08	(8)	1.49	(8)	.70	(8)
Class R-3:
4/30/09(7)	7.34	.11	(.22)	(.11)	(.16)	(.20)		(.36)	6.87	(1.42)	178,936	.82	(8)	.65	(8)	1.08	(8)	3.23	(8)
10/31/08	11.28	.18	(3.98)	(3.80)	(.14)	-	(10)	(.14)	7.34	(34.07)	142,374	.77		.63		1.03		1.91
10/31/07(9)	10.00	.08	1.20	1.28	-	-		-	11.28	12.80	60,541	.86	(8)	.65	(8)	1.06	(8)	.99	(8)
Class R-4:
4/30/09(7)	7.38	.11	(.21)	(.10)	(.18)	(.20)		(.38)	6.90	(1.24)	81,717	.50	(8)	.31	(8)	.74	(8)	3.50	(8)
10/31/08	11.30	.21	(3.98)	(3.77)	(.15)	-	(10)	(.15)	7.38	(33.77)	55,426	.47		.31		.71		2.22
10/31/07(9)	10.00	.12	1.18	1.30	-	-		-	11.30	13.00	23,465	.55	(8)	.32	(8)	.73	(8)	1.56	(8)
Class R-5:
4/30/09(7)	7.41	.13	(.23)	(.10)	(.19)	(.20)		(.39)	6.92	(1.12)	32,157	.20	(8)	.02	(8)	.45	(8)	3.83	(8)
10/31/08	11.33	.23	(3.99)	(3.76)	(.16)	-	(10)	(.16)	7.41	(33.61)	23,433	.16		.02		.42		2.40
10/31/07(9)	10.00	.14	1.19	1.33	-	-		-	11.33	13.30	5,773	.23	(8)	.02	(8)	.43	(8)	1.79	(8)

American Funds 2015 Target Date Retirement Fund
Class A:
4/30/09(7)	$7.62	$.14	$(.21)	$(.07)	$(.21)	$(.19)		$(.40)	$7.15	(.88)%	$260,083	.44	%(8)	.27	%(8)	.69	%(8)	3.97	%(8)
10/31/08	11.16	.26	(3.64)	(3.38)	(.16)	-	(10)	(.16)	7.62	(30.69)	229,310	.49		.34		.74		2.71
10/31/07(9)	10.00	.15	1.01	1.16	-	-		-	11.16	11.60	120,871	.61	(8)	.37	(8)	.78	(8)	1.90	(8)
Class R-1:
4/30/09(7)	7.56	.11	(.21)	(.10)	(.18)	(.19)		(.37)	7.09	(1.28)	3,055	1.32	(8)	1.04	(8)	1.46	(8)	3.25	(8)
10/31/08	11.11	.19	(3.62)	(3.43)	(.12)	-	(10)	(.12)	7.56	(31.17)	2,507	1.28		1.02		1.42		2.01
10/31/07(9)	10.00	.09	1.02	1.11	-	-		-	11.11	11.10	1,085	1.39	(8)	1.07	(8)	1.48	(8)	1.16	(8)
Class R-2:
4/30/09(7)	7.55	.11	(.21)	(.10)	(.17)	(.19)		(.36)	7.09	(1.31)	114,336	1.22	(8)	1.05	(8)	1.47	(8)	3.14	(8)
10/31/08	11.10	.19	(3.60)	(3.41)	(.14)	-	(10)	(.14)	7.55	(31.08)	82,597	1.16		1.02		1.42		1.97
10/31/07(9)	10.00	.09	1.01	1.10	-	-		-	11.10	11.00	30,602	1.30	(8)	1.08	(8)	1.49	(8)	1.15	(8)
Class R-3:
4/30/09(7)	7.59	.12	(.21)	(.09)	(.19)	(.19)		(.38)	7.12	(1.14)	151,528	.82	(8)	.65	(8)	1.07	(8)	3.57	(8)
10/31/08	11.14	.23	(3.62)	(3.39)	(.16)	-	(10)	(.16)	7.59	(30.87)	117,078	.77		.63		1.03		2.37
10/31/07(9)	10.00	.12	1.02	1.14	-	-		-	11.14	11.40	52,436	.86	(8)	.65	(8)	1.06	(8)	1.48	(8)
Class R-4:
4/30/09(7)	7.63	.13	(.21)	(.08)	(.21)	(.19)		(.40)	7.15	(.99)	62,034	.50	(8)	.31	(8)	.73	(8)	3.85	(8)
10/31/08	11.17	.26	(3.64)	(3.38)	(.16)	-	(10)	(.16)	7.63	(30.63)	45,228	.47		.31		.71		2.68
10/31/07(9)	10.00	.16	1.01	1.17	-	-		-	11.17	11.70	20,916	.54	(8)	.32	(8)	.73	(8)	1.96	(8)
Class R-5:
4/30/09(7)	7.66	.15	(.22)	(.07)	(.23)	(.19)		(.42)	7.17	(.84)	24,526	.20	(8)	.02	(8)	.44	(8)	4.25	(8)
10/31/08	11.19	.28	(3.63)	(3.35)	(.18)	-	(10)	(.18)	7.66	(30.41)	19,267	.17		.02		.42		2.91
10/31/07(9)	10.00	.17	1.02	1.19	-	-		-	11.19	11.90	5,250	.23	(8)	.02	(8)	.43	(8)	2.16	(8)

American Funds 2010 Target Date Retirement Fund
Class A:
4/30/09(7)	$7.69	$.15	$(.21)	$(.06)	$(.24)	$(.19)		$(.43)	$7.20	(.61)%	$212,625	.45	%(8)	.28	%(8)	.68	%(8)	4.34	%(8)
10/31/08	11.08	.29	(3.50)	(3.21)	(.17)	(.01)		(.18)	7.69	(29.38)	193,480	.48		.33		.72		3.04
10/31/07(9)	10.00	.18	.90	1.08	-	-		-	11.08	10.80	115,796	.60	(8)	.37	(8)	.77	(8)	2.31	(8)
Class R-1:
4/30/09(7)	7.64	.12	(.21)	(.09)	(.17)	(.19)		(.36)	7.19	(1.09)	1,229	1.38	(8)	1.02	(8)	1.42	(8)	3.44	(8)
10/31/08	11.03	.24	(3.49)	(3.25)	(.13)	(.01)		(.14)	7.64	(29.83)	1,118	1.27		1.02		1.41		2.42
10/31/07(9)	10.00	.13	.90	1.03	-	-		-	11.03	10.30	986	1.35	(8)	1.07	(8)	1.47	(8)	1.64	(8)
Class R-2:
4/30/09(7)	7.62	.12	(.21)	(.09)	(.19)	(.19)		(.38)	7.15	(1.00)	71,081	1.25	(8)	1.07	(8)	1.47	(8)	3.52	(8)
10/31/08	11.03	.21	(3.47)	(3.26)	(.14)	(.01)		(.15)	7.62	(29.89)	57,628	1.18		1.03		1.42		2.20
10/31/07(9)	10.00	.12	.91	1.03	-	-		-	11.03	10.30	22,695	1.34	(8)	1.08	(8)	1.48	(8)	1.58	(8)
Class R-3:
4/30/09(7)	7.66	.14	(.21)	(.07)	(.22)	(.19)		(.41)	7.18	(.79)	106,335	.82	(8)	.64	(8)	1.04	(8)	3.99	(8)
10/31/08	11.06	.26	(3.48)	(3.22)	(.17)	(.01)		(.18)	7.66	(29.55)	86,635	.78		.63		1.02		2.68
10/31/07(9)	10.00	.15	.91	1.06	-	-		-	11.06	10.60	44,224	.87	(8)	.65	(8)	1.05	(8)	1.88	(8)
Class R-4:
4/30/09(7)	7.70	.15	(.22)	(.07)	(.24)	(.19)		(.43)	7.20	(.73)	50,747	.50	(8)	.31	(8)	.71	(8)	4.27	(8)
10/31/08	11.09	.29	(3.49)	(3.20)	(.18)	(.01)		(.19)	7.70	(29.32)	39,649	.48		.31		.70		2.97
10/31/07(9)	10.00	.19	.90	1.09	-	-		-	11.09	10.90	19,354	.57	(8)	.32	(8)	.72	(8)	2.35	(8)
Class R-5:
4/30/09(7)	7.73	.16	(.22)	(.06)	(.26)	(.19)		(.45)	7.22	(.58)	25,852	.20	(8)	.02	(8)	.42	(8)	4.62	(8)
10/31/08	11.11	.31	(3.49)	(3.18)	(.19)	(.01)		(.20)	7.73	(29.10)	21,528	.17		.02		.41		3.26
10/31/07(9)	10.00	.20	.91	1.11	-	-		-	11.11	11.10	9,131	.29	(8)	.02	(8)	.42	(8)	2.57	(8)

	Six months ended April 30, 2009 (7)		Period ended October 31
Portfolio turnover rate for all classes of shares			2008		2007 (9)
2050 Fund	3%		5%		1%
2045 Fund	-	(11)	2		-	(11)
2040 Fund	1		2		1
2035 Fund	-	(11)	-	(11)	-	(11)
2030 Fund	-	(11)	2		-	(11)
2025 Fund	1		1		1
2020 Fund	1		1		-	(11)
2015 Fund	1		3		-	(11)
2010 Fund	4		12		8

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses. In addition, during some of the periods shown, CRMC paid a portion of the fund's administrative services fees for certain retirement plan share classes.

(5)This column does not include expenses of the underlying funds in which each fund invests.
(6)This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class's expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See pages 34 to 37 for further information regarding fees and expenses.

(7)Unaudited for the six months ended April 30, 2009.
(8)Annualized.
(9) For the period February 1, 2007, commencement of operations, through October 31, 2007.
(10)Amount less than $.01.
(11) Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008, through April 30, 2009).

Actual expenses:

The first line of each share class in the table on pages 35 to 37 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on pages 35 to 37 provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11/1/2008	Ending account value 4/30/2009	Expenses paid during period	Annualized expense ratio	Effective expenses paid during period	Effective annualized expense ratio

American Funds 2050 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$985.03	$1.33	.27%	$3.49	.71%
Class A -- assumed 5% return	1,000.00	1,023.46	1.35	.27	3.56	.71
Class R-1 -- actual return	1,000.00	979.49	5.25	1.07	7.41	1.51
Class R-1 -- assumed 5% return	1,000.00	1,019.49	5.36	1.07	7.55	1.51
Class R-2 -- actual return	1,000.00	980.52	5.30	1.08	7.46	1.52
Class R-2 -- assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.60	1.52
Class R-3 -- actual return	1,000.00	983.68	3.20	.65	5.36	1.09
Class R-3 -- assumed 5% return	1,000.00	1,021.57	3.26	.65	5.46	1.09
Class R-4 -- actual return	1,000.00	983.30	1.52	.31	3.69	.75
Class R-4 -- assumed 5% return	1,000.00	1,023.26	1.56	.31	3.76	.75
Class R-5 -- actual return	1,000.00	985.74	.10	.02	2.26	.46
Class R-5 -- assumed 5% return	1,000.00	1,024.70	.10	.02	2.31	.46

American Funds 2045 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$985.26	$1.53	.31%	$3.69	.75%
Class A -- assumed 5% return	1,000.00	1,023.26	1.56	.31	3.76	.75
Class R-1 -- actual return	1,000.00	980.96	5.21	1.06	7.37	1.50
Class R-1 -- assumed 5% return	1,000.00	1,019.54	5.31	1.06	7.50	1.50
Class R-2 -- actual return	1,000.00	980.94	5.30	1.08	7.47	1.52
Class R-2 -- assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.60	1.52
Class R-3 -- actual return	1,000.00	982.27	3.19	.65	5.36	1.09
Class R-3 -- assumed 5% return	1,000.00	1,021.57	3.26	.65	5.46	1.09
Class R-4 -- actual return	1,000.00	984.92	1.53	.31	3.69	.75
Class R-4 -- assumed 5% return	1,000.00	1,023.26	1.56	.31	3.76	.75
Class R-5 -- actual return	1,000.00	987.37	.10	.02	2.27	.46
Class R-5 -- assumed 5% return	1,000.00	1,024.70	.10	.02	2.31	.46

American Funds 2040 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$985.79	$1.38	.28%	$3.55	.72%
Class A -- assumed 5% return	1,000.00	1,023.41	1.40	.28	3.61	.72
Class R-1 -- actual return	1,000.00	981.60	5.16	1.05	7.32	1.49
Class R-1 -- assumed 5% return	1,000.00	1,019.59	5.26	1.05	7.45	1.49
Class R-2 -- actual return	1,000.00	982.13	5.31	1.08	7.47	1.52
Class R-2 -- assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.60	1.52
Class R-3 -- actual return	1,000.00	982.25	3.19	.65	5.36	1.09
Class R-3 -- assumed 5% return	1,000.00	1,021.57	3.26	.65	5.46	1.09
Class R-4 -- actual return	1,000.00	985.56	1.53	.31	3.69	.75
Class R-4 -- assumed 5% return	1,000.00	1,023.26	1.56	.31	3.76	.75
Class R-5 -- actual return	1,000.00	986.51	.10	.02	2.27	.46
Class R-5 -- assumed 5% return	1,000.00	1,024.70	.10	.02	2.31	.46

American Funds 2035 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$985.86	$1.33	.27%	$3.50	.71%
Class A -- assumed 5% return	1,000.00	1,023.46	1.35	.27	3.56	.71
Class R-1 -- actual return	1,000.00	981.91	5.06	1.03	7.22	1.47
Class R-1 -- assumed 5% return	1,000.00	1,019.69	5.16	1.03	7.35	1.47
Class R-2 -- actual return	1,000.00	981.64	5.31	1.08	7.47	1.52
Class R-2 -- assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.60	1.52
Class R-3 -- actual return	1,000.00	983.51	3.20	.65	5.36	1.09
Class R-3 -- assumed 5% return	1,000.00	1,021.57	3.26	.65	5.46	1.09
Class R-4 -- actual return	1,000.00	985.34	1.53	.31	3.69	.75
Class R-4 -- assumed 5% return	1,000.00	1,023.26	1.56	.31	3.76	.75
Class R-5 -- actual return	1,000.00	987.82	.10	.02	2.27	.46
Class R-5 -- assumed 5% return	1,000.00	1,024.70	.10	.02	2.31	.46

American Funds 2030 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$986.85	$1.28	.26%	$3.45	.70%
Class A -- assumed 5% return	1,000.00	1,023.51	1.30	.26	3.51	.70
Class R-1 -- actual return	1,000.00	981.01	5.06	1.03	7.22	1.47
Class R-1 -- assumed 5% return	1,000.00	1,019.69	5.16	1.03	7.35	1.47
Class R-2 -- actual return	1,000.00	981.59	5.31	1.08	7.47	1.52
Class R-2 -- assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.60	1.52
Class R-3 -- actual return	1,000.00	984.87	3.20	.65	5.36	1.09
Class R-3 -- assumed 5% return	1,000.00	1,021.57	3.26	.65	5.46	1.09
Class R-4 -- actual return	1,000.00	984.84	1.53	.31	3.69	.75
Class R-4 -- assumed 5% return	1,000.00	1,023.26	1.56	.31	3.76	.75
Class R-5 -- actual return	1,000.00	987.61	.10	.02	2.27	.46
Class R-5 -- assumed 5% return	1,000.00	1,024.70	.10	.02	2.31	.46

American Funds 2025 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$985.56	$1.33	.27%	$3.45	.70%
Class A -- assumed 5% return	1,000.00	1,023.46	1.35	.27	3.51	.70
Class R-1 -- actual return	1,000.00	982.17	5.06	1.03	7.18	1.46
Class R-1 -- assumed 5% return	1,000.00	1,019.69	5.16	1.03	7.30	1.46
Class R-2 -- actual return	1,000.00	981.72	5.40	1.10	7.52	1.53
Class R-2 -- assumed 5% return	1,000.00	1,019.34	5.51	1.10	7.65	1.53
Class R-3 -- actual return	1,000.00	983.60	3.25	.66	5.36	1.09
Class R-3 -- assumed 5% return	1,000.00	1,021.52	3.31	.66	5.46	1.09
Class R-4 -- actual return	1,000.00	985.31	1.53	.31	3.64	.74
Class R-4 -- assumed 5% return	1,000.00	1,023.26	1.56	.31	3.71	.74
Class R-5 -- actual return	1,000.00	986.49	.10	.02	2.22	.45
Class R-5 -- assumed 5% return	1,000.00	1,024.70	.10	.02	2.26	.45

American Funds 2020 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$987.78	$1.33	.27%	$3.45	.70%
Class A -- assumed 5% return	1,000.00	1,023.46	1.35	.27	3.51	.70
Class R-1 -- actual return	1,000.00	983.65	5.07	1.03	7.18	1.46
Class R-1 -- assumed 5% return	1,000.00	1,019.69	5.16	1.03	7.30	1.46
Class R-2 -- actual return	1,000.00	984.02	5.17	1.05	7.28	1.48
Class R-2 -- assumed 5% return	1,000.00	1,019.59	5.26	1.05	7.40	1.48
Class R-3 -- actual return	1,000.00	985.78	3.20	.65	5.32	1.08
Class R-3 -- assumed 5% return	1,000.00	1,021.57	3.26	.65	5.41	1.08
Class R-4 -- actual return	1,000.00	987.60	1.53	.31	3.65	.74
Class R-4 -- assumed 5% return	1,000.00	1,023.26	1.56	.31	3.71	.74
Class R-5 -- actual return	1,000.00	988.80	.10	.02	2.22	.45
Class R-5 -- assumed 5% return	1,000.00	1,024.70	.10	.02	2.26	.45

American Funds 2015 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$991.20	$1.33	.27%	$3.41	.69%
Class A -- assumed 5% return	1,000.00	1,023.46	1.35	.27	3.46	.69
Class R-1 -- actual return	1,000.00	987.16	5.12	1.04	7.19	1.46
Class R-1 -- assumed 5% return	1,000.00	1,019.64	5.21	1.04	7.30	1.46
Class R-2 -- actual return	1,000.00	986.91	5.17	1.05	7.24	1.47
Class R-2 -- assumed 5% return	1,000.00	1,019.59	5.26	1.05	7.35	1.47
Class R-3 -- actual return	1,000.00	988.63	3.20	.65	5.28	1.07
Class R-3 -- assumed 5% return	1,000.00	1,021.57	3.26	.65	5.36	1.07
Class R-4 -- actual return	1,000.00	990.10	1.53	.31	3.60	.73
Class R-4 -- assumed 5% return	1,000.00	1,023.26	1.56	.31	3.66	.73
Class R-5 -- actual return	1,000.00	991.60	.10	.02	2.17	.44
Class R-5 -- assumed 5% return	1,000.00	1,024.70	.10	.02	2.21	.44

American Funds 2010 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$993.86	$1.38	.28%	$3.36	.68%
Class A -- assumed 5% return	1,000.00	1,023.41	1.40	.28	3.41	.68
Class R-1 -- actual return	1,000.00	989.14	5.03	1.02	7.00	1.42
Class R-1 -- assumed 5% return	1,000.00	1,019.74	5.11	1.02	7.10	1.42
Class R-2 -- actual return	1,000.00	990.01	5.28	1.07	7.25	1.47
Class R-2 -- assumed 5% return	1,000.00	1,019.49	5.36	1.07	7.35	1.47
Class R-3 -- actual return	1,000.00	992.07	3.16	.64	5.14	1.04
Class R-3 -- assumed 5% return	1,000.00	1,021.62	3.21	.64	5.21	1.04
Class R-4 -- actual return	1,000.00	992.68	1.53	.31	3.51	.71
Class R-4 -- assumed 5% return	1,000.00	1,023.26	1.56	.31	3.56	.71
Class R-5 -- actual return	1,000.00	994.20	.10	.02	2.08	.42
Class R-5 -- assumed 5% return	1,000.00	1,024.70	.10	.02	2.11	.42

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.

The "effective expenses paid during period" are equal to the "effective annualized expense ratio," multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

The "effective annualized expense ratio" reflects the net annualized expense ratio of the class plus the class's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund's relative average investment therein during the period.

Board of directors and other officers

“Independent” directors
	Year first
	elected
	a director
Name and age	of the series[1]	Principal occupation(s) during past five years

Lee A. Ault III, 72	2007	Private investor and corporate director; former
Chairman of the Board		Chairman of the Board, In-Q-Tel, Inc. (technology
(Independent and		venture company funded principally by the Central
Non-Executive)		Intelligence Agency); former Chairman of the Board, President and CEO, Telecredit, Inc. (payment services)

William H. Baribault, 63	2009
Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting); former Chairman of the Board, President and CEO, Professional Business Bank (financial services for small businesses); former President and CEO, Henry Company (building products)

Joe E. Davis, 74	2007	Private investor; former Chairman of the Board, Linear Corporation (linear motor design and production)

Martin Fenton, 74	2007	Chairman of the Board, Senior Resource Group LLC (development and management of senior living communities)

Leonard R. Fuller, 62	2007	President and CEO, Fuller Consulting (financial management consulting firm)

W. Scott Hedrick, 63	2007	Founding General Partner, InterWest Partners (venture capital firm focused on information technology and life sciences); Lecturer, Stanford Graduate School of Business

Merit E. Janow, 51	2007	Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body

Mary Myers Kauppila, 55	2007	Chairman of the Board and CEO, Ladera Management Company (private investment company)

H. Frederick Christie, a founding director of the series, retired from the board in December 2008. Kirk P. Pendleton, also a founding director of the series, resigned from the board in May 2009. The directors thank both Mr. Christie and Mr. Pendleton for their dedication and service to the series and its shareholders.

“Independent” directors

	Number of
	portfolios
	in fund
	complex[2]
	overseen by
Name and age	director	Other directorships[3] held by director

Lee A. Ault III, 72	2	Anworth Mortgage Asset Corporation;
Chairman of the Board		Office Depot, Inc.
(Independent and
Non-Executive)

William H. Baribault, 63	2	None

Joe E. Davis, 74	2	Anworth Mortgage Asset Corporation;
		Natural Alternatives International Inc.

Martin Fenton, 74	19	None

Leonard R. Fuller, 62	17	None

W. Scott Hedrick, 63	2	Hot Topic, Inc.; Office Depot, Inc.

Merit E. Janow, 51	4	The NASDAQ Stock Market LLC;
		Trimble Navigation Limited

Mary Myers Kauppila, 55	6	None

H. Frederick Christie, a founding director of the series, retired from the board in December 2008. Kirk P. Pendleton, also a founding director of the series, resigned from the board in May 2009. The directors thank both Mr. Christie and Mr. Pendleton for their dedication and service to the series and its shareholders.

“Interested” directors[4]

	Year first
	elected a
	director or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the principal
position with fund	the series[1]	underwriter of the series

James B. Lovelace, 53	2007	Senior Vice President — Capital Research Global
Vice Chairman of the Board		Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[5]

Michael J. Downer, 54	2006	Senior Vice President, Secretary and Coordinator of
President		Legal and Compliance — Capital Research and
		Management Company; Director, American Funds
		Distributors, Inc.[5]; Director, Capital Bank and
		Trust Company[5]

“Interested” directors[4]

	Number of
	portfolios
	in fund
	complex[2]
Name, age and	overseen by
position with fund	director	Other directorships[3] held by director

James B. Lovelace, 53	3	None
Vice Chairman of the Board

Michael J. Downer, 54	1	None
President

The series’ statement of additional information includes additional information about the series’ directors and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all directors and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Other officers
	Year first
	elected an	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the principal
position with series	the series[1]	underwriter of the series

Catherine L. Heron, 62	2007	Senior Vice President and Senior Counsel — Fund
Executive Vice President		Business Management Group, Capital Research and
		Management Company; Senior Vice President and
		General Counsel, Capital Bank and Trust Company[5]

Alan N. Berro, 48	2007	Senior Vice President — Capital World Investors,
Senior Vice President		Capital Research and Management Company

Joyce E. Gordon, 52	2007	Senior Vice President — Capital Research Global
Senior Vice President		Investors, Capital Research and Management Company;
		Director, Capital Research and Management Company

Nicholas J. Grace, 43	2007	Senior Vice President — Capital World Investors, Capital
Senior Vice President		Research Company[5]

John H. Smet, 52	2007	Senior Vice President — Fixed Income, Capital Research
Senior Vice President		and Management Company; Director, American Funds
		Distributors, Inc.[5]

Steven I. Koszalka, 45	2006	Vice President — Fund Business Management Group,
Secretary		Capital Research and Management Company

Brian D. Bullard, 39	2008	Vice President — Fund Business Management Group,
Treasurer		Capital Research and Management Company;
		former Chief Accountant — Division of Investment
		Management, United States Securities and Exchange
		Commission

Gregory F. Niland, 37	2007	Vice President — Fund Business Management Group,
Assistant Treasurer		Capital Research and Management Company

[1] Directors and officers of the series serve until their resignation, removal or retirement.

[2] Capital Research and Management Company manages the American Funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® Inc., which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

[3] This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each director as a director of a public company or a registered investment company.

[4] “Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).

[5] Company affiliated with Capital Research and Management Company.

Offices of the series and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th floor
San Francisco, CA 94105-3441

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Investors should carefully consider the investment objectives, risks, charges and expenses for each fund of American Funds Target Date Retirement Series. This and other important information is contained in the series’ prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Target Date Retirement Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Target Date Retirement Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available on the American Funds website or by calling AFS.

This report is for the information of shareholders of American Funds Target Date Retirement Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 25 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
Empahsis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®

•Bond funds
Emphasis on current income through bonds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
Emphasis on tax-exempt current income through municipal bonds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
American Funds Money Market FundSM
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-850-0609P

Litho in USA RCG/CVB/9802-S17232

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics
Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES, INC.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: July 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: July 8, 2009

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: July 8, 2009